UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03946

UBS Managed Municipal Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York			10019-6028
(Address of principal executive offices)			(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)
Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401
Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2011

Item 1.  Reports to Stockholders.

Money Market Funds

UBS RMA
Money Market Portfolio
U.S. Government Portfolio
Tax-Free Fund
California Municipal Money Fund
New York Municipal Money Fund
Semiannual Report

December 31, 2011

UBS RMA

February 15, 2012

Dear shareholder,

We present you with the semiannual report for UBS RMA Money Market Portfolio; UBS RMA U.S. Government Portfolio; UBS RMA Tax-Free Fund; UBS RMA California Municipal Money Fund; and UBS RMA New York Municipal Money Fund for the six months ended December 31, 2011.

Performance

The economy continued to grow during the reporting period, although the expansion was tempered by continued high unemployment and weakness in the housing market. Against this backdrop, the Federal Reserve Board (the "Fed") maintained the federal funds rate at a historically low range of between 0% and 0.25%. (The federal funds rate, or "fed funds" rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) As a result, the yields of the securities in which the Funds invest remained extremely low, which in turn kept the Funds' yields low.

UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio

Investment goal
(both Portfolios):

Maximum current income consistent with preservation of capital and liquidity.

Portfolio Manager
(both Portfolios):

Robert Sabatino
UBS Global Asset Management (Americas) Inc.

Commencement
(both Portfolios):

October 4, 1982

Dividend payments (both Portfolios):

Monthly

UBS RMA

As of December 31, 2011, after fee waivers/expense reimbursements, the Funds' seven-day current yields were:

•  UBS RMA Money Market Portfolio: 0.01%, unchanged from 0.01% on June 30, 2011;

•  UBS RMA U.S. Government Portfolio: 0.01%, unchanged from 0.01% on June 30, 2011;

•  UBS RMA Tax-Free Fund Inc.: 0.01%, unchanged from 0.01% on June 30, 2011;

•  UBS RMA California Municipal Money Fund: 0.01%, unchanged from 0.01% on June 30, 2011; and

•  UBS RMA New York Municipal Money Fund: 0.01%, unchanged from 0.01% on June 30, 2011.

(For more on each Fund's performance, refer to "Performance and portfolio characteristics at a glance" beginning on page 8.)

UBS RMA Tax-Free
Fund Inc., UBS RMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund

Investment goal
(all three Funds):

Maximum current income exempt from federal and/or a specific state's personal income taxes consistent with preservation of capital and liquidity.

Portfolio Managers
(all three Funds)

Elbridge T. Gerry III
Ryan Nugent
UBS Global Asset Management (Americas) Inc.

Commencement:

Tax Free—October 4, 1982 California Municipal—
November 7, 1988
New York Municipal—
November 10, 1988

Dividend payments
(all three Funds):

Monthly

UBS RMA

An interview with the Portfolio Managers

Q.  How would you describe the economic environment during the reporting period?

A.  Although the overall US economy expanded during the reporting period, gross domestic product ("GDP") growth rates in general could best be characterized as tepid. At its August meeting, the Fed, acknowledging that economic growth had been considerably slower than it expected, declared that it would keep the federal funds rate on hold until at least through mid-2013. In January 2012 (after the reporting period had ended), the Fed extended this period, noting that economic conditions warranted maintaining exceptionally low federal funds rate levels at least through late 2014.

  Additionally, the Fed also announced its plan to purchase $400 billion of longer-term Treasury securities, and to sell an equal amount of shorter-term Treasury securities by June 2012. Dubbed "Operation Twist," the Fed noted that its intention with this program was to "put downward pressure on longer-term interest rates and help make broader financial conditions more accommodative."

Q.  How was UBS RMA Money Market Portfolio managed during the period?

A.  We tactically adjusted the Fund's weighted average maturity (WAM) throughout the six-month review period.

  When the reporting period began, the Fund had a WAM of 46 days. Given the challenges associated with the Standard & Poor's downgrade of US long-term debt and the ongoing European sovereign debt crisis, a key strategy for the Fund was maintaining ample liquidity. One way we accomplished this was by reducing the Fund's WAM; at period end it stood at 39 days. We also proactively reduced the Fund's exposure to European banks and their durations.

  At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period.

UBS RMA

(The Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

  In terms of securities, we increased the Fund's exposure to repurchase agreements over the six-month period and, to a lesser extent, its allocations to US government and agency obligations and certificates of deposit. The increase in the Fund's exposure to repurchase agreements (transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand) was largely based on our attempt to generate incremental yield. Conversely, we significantly reduced our allocation to commercial paper, and particularly longer dated issues, which helped us to reduce the Fund's WAM. We also eliminated our exposure to time deposits.

Q.  How was UBS RMA U.S. Government Portfolio managed during the period?

A.  During the period, the Fund's WAM remained fairly constant, moving from 53 to 52 days. The Fund's exposure to repurchase agreements increased over the six months ended December 31, 2011, as we sought to generate incremental yield. In contrast, the Fund's allocation to direct US government and agency securities declined over the period given their extremely low yields.

Q. How were RMA Tax-Free Fund, RMA California Municipal Money Fund and RMA New York Municipal Money Fund managed during the period?

A.  While tax revenues for many states increased, a number of municipalities still faced budgetary challenges. As such, we continued to actively manage the Funds' portfolios with a strong emphasis on credit analysis. Investment decisions were based on the underlying fundamentals of individual securities first and, secondarily, on yield.

  The WAM for RMA New York Municipal Money Fund increased during the reporting period, as we sought to extend maturities by purchasing longer-dated fixed rate securities. While RMA Tax-Free Fund and RMA California Municipal Money Fund also emphasized investments in longer-dated fixed rate securities, their WAMs declined

UBS RMA

during the reporting period. This was largely due to the timing of when certain securities were purchased and what their maturities were at the end of the period.

  In order to maintain liquidity, we added to the Funds' exposure to variable rate demand notes (VRDNs)1 with yields that reset on a daily or weekly basis. We had minimal exposure to VRDNs backed by lower quality letters of credit, and emphasized investments in stronger municipal issuers where third-party credit enhancement was not as needed.2 Elsewhere, we looked to increase, or maintain at a relatively steady level, the Funds' allocations to tax-exempt commercial paper, in order to generate additional yield in the low interest rate environment. In particular, we emphasized select investments in commercial paper with 90- to 120-day maturities, given their yield advantage as compared to VRDNs.

  Given the ongoing budget issues in the state of California, we emphasized essential service revenue bonds for RMA California Municipal Money Fund. These included securities issued by high-quality water and sewer entities. For RMA Tax-Free Fund and RMA New York Municipal Money Fund, we also had meaningful allocations to general obligation bonds that met our stringent credit criteria.

Q. What is your outlook for the economy?

A.  The US economy gained some momentum late in 2011, as unemployment edged lower and activity in the manufacturing sector, which experienced a soft patch in the summer, improved over the last two months of the year. In addition, consumer confidence rose, as did retail sales. We continue to feel that the US economic expansion will continue in 2012, although growth will likely be far from robust. Elsewhere, we feel that the European sovereign debt crisis will spur continued market volatility. However, the backdrop has recently

1  A variable rate demand note (VRDN) is a long-term bond with a floating interest rate that provides investors with the option to tender, or "put" the security at par with seven days' notice or, in some cases, one day's notice.

2  A letter of credit, or "LOC," is a form of credit enhancement from a third-party provider often used when the credit quality of the underlying municipal issuer itself is deemed to need further enhancement to make it more attractive in the marketplace.

UBS RMA

improved somewhat, given steps taken by European Union authorities and the European Central Bank.

  We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds, please contact your Financial Advisor, or visit us at www.ubs.com/globalam-us.**

Sincerely,

Mark E. Carver
President
UBS RMA Money Fund Inc.
(UBS RMA Money Market Portfolio
and UBS RMA U.S. Government
Portfolio)
UBS RMA Tax-Free Fund Inc.
UBS Managed Municipal Trust
(UBS RMA California Municipal
Money Fund and UBS RMA New York
Municipal Money Fund)
Managing Director
UBS Global Asset Management
(Americas) Inc.	Elbridge T. Gerry III Portfolio Manager UBS RMA Tax-Free Fund Inc. UBS RMA California Municipal Money Fund UBS RMA New York Municipal Money Fund Managing Director UBS Global Asset Management (Americas) Inc.

**  Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

UBS RMA

Ryan Nugent Portfolio Manager UBS RMA Tax-Free Fund Inc. UBS RMA California Municipal Money Fund UBS RMA New York Municipal Money Fund Director UBS Global Asset Management (Americas) Inc.	Robert Sabatino Portfolio Manager UBS RMA Money Market Portfolio UBS RMA U.S. Government Portfolio Managing Director UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended December 31, 2011. The views and opinions in the letter were current as of February 15, 2012. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds' future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

UBS RMA

Performance and portfolio characteristics at a glance (unaudited)

UBS RMA Money Market Portfolio

Yields and characteristics	12/31/11	06/30/11	12/31/10
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.38)	(0.35)	(0.43)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.38)	(0.35)	(0.43)
Weighted average maturity[2]	39 days	46 days	44 days
Net assets (bn)	$16.3	$15.4	$15.1
Portfolio composition[3]	12/31/11	06/30/11	12/31/10
Commercial paper	41.6%	52.6%	46.3%
US government and agency obligations	30.2	26.7	25.0
Certificates of deposit	16.1	12.7	19.2
Repurchase agreements	7.3	0.0[4]	4.6
Bank note	1.7	2.1	2.3
Short-term corporate obligations	1.6	2.1	1.6
Time deposits	—	3.8	1.0
Other assets less liabilities	1.5	0.0[4]	0.0[4]
Total	100.0%	100.0%	100.0%

1  Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

2  The Portfolio is actively managed and its weighted average maturity will differ over time.

3  Weightings represent percentages of net assets as of the dates indicated. The Portfolio is actively managed and its composition will vary over time.

4  Represents less than 0.05% of net assets as of the date indicated.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA

Performance and portfolio characteristics at a glance
(unaudited) (continued)

UBS RMA U.S. Government Portfolio

Yields and characteristics	12/31/11	06/30/11	12/31/10
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.46)	(0.42)	(0.34)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.46)	(0.42)	(0.34)
Weighted average maturity[2]	52 days	53 days	50 days
Net assets (bn)	$4.6	$3.6	$3.6
Portfolio composition[3]	12/31/11	06/30/11	12/31/10
US government and agency obligations	61.7%	65.5%	59.5%
Repurchase agreements	38.3	34.5	40.5
Other assets less liabilities	0.0[4]	0.0[4]	0.0[4]
Total	100.0%	100.0%	100.0%

1  Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

2  The Portfolio is actively managed and its weighted average maturity will differ over time.

3  Weightings represent percentages of net assets as of the dates indicated. The Portfolio is actively managed and its composition will vary over time.

4  Represents less than 0.05% of net assets as of the date indicated.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA

Performance and portfolio characteristics at a glance
(unaudited) (continued)

UBS RMA Tax-Free Fund Inc.

Yields and characteristics	12/31/11	06/30/11	12/31/10
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.45)	(0.42)	(0.26)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.45)	(0.42)	(0.26)
Weighted average maturity[2]	22 days	29 days	22 days
Net assets (bn)	$4.3	$4.1	$4.4
Portfolio composition[3]	12/31/11	06/30/11	12/31/10
Municipal bonds and notes	88.7%	92.0%	93.4%
Tax-exempt commercial paper	11.3	11.8	8.6
Other assets less liabilities	0.0[4]	(3.8)	(2.0)
Total	100.0%	100.0%	100.0%

1  Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

2  The Fund is actively managed and its weighted average maturity will differ over time.

3  Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

4  Represents less than 0.05% of net assets as of the date indicated.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA

Performance and portfolio characteristics at a glance
(unaudited) (continued)

UBS RMA California Municipal Money Fund

Yields and characteristics	12/31/11	06/30/11	12/31/10
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.52)	(0.48)	(0.32)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.52)	(0.48)	(0.32)
Weighted average maturity[2]	25 days	34 days	17 days
Net assets (mm)	$922.6	$882.6	$891.1
Portfolio composition[3]	12/31/11	06/30/11	12/31/10
Municipal bonds and notes	89.2%	94.1%	90.6%
Tax-exempt commercial paper	10.7	11.7	10.5
Other assets less liabilities	0.1	(5.8)	(1.1)
Total	100.0%	100.0%	100.0%

1  Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

2  The Fund is actively managed and its weighted average maturity will differ over time.

3  Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA

Performance and portfolio characteristics at a glance
(unaudited) (concluded)

UBS RMA New York Municipal Money Fund

Yields and characteristics	12/31/11	06/30/11	12/31/10
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.53)	(0.50)	(0.33)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.53)	(0.50)	(0.33)
Weighted average maturity[2]	20 days	17 days	18 days
Net assets (mm)	$738.7	$760.3	$862.3
Portfolio composition[3]	12/31/11	06/30/11	12/31/10
Municipal bonds and notes	90.8%	94.3%	95.7%
Tax-exempt commercial paper	9.2	6.1	5.5
Other assets less liabilities	0.0[4]	(0.4)	(1.2)
Total	100.0%	100.0%	100.0%

1  Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

2  The Fund is actively managed and its weighted average maturity will differ over time.

3  Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

4  Represents less than 0.05% of net assets as of the date indicated.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2011
(unaudited)

	Face amount	Value
US government and agency obligations—30.22%
Federal Farm Credit Bank
0.310%, due 02/03/12[1]	$73,000,000	$72,979,256
Federal Home Loan Bank
0.125%, due 01/03/12[2]	135,000,000	135,000,000
0.230%, due 01/03/12[2]	90,000,000	90,000,000
0.100%, due 01/11/12	117,100,000	117,099,421
0.280%, due 01/12/12[2]	138,000,000	138,000,000
0.280%, due 02/07/12[2]	137,000,000	137,000,000
0.030%, due 02/10/12[1]	302,690,000	302,679,910
0.030%, due 02/22/12[1]	140,000,000	139,993,933
0.100%, due 02/29/12[1]	22,000,000	21,996,394
0.015%, due 03/02/12[1]	250,000,000	249,993,646
0.085%, due 03/28/12[1]	85,572,000	85,554,422
0.090%, due 05/01/12[1]	50,000,000	49,984,875
0.090%, due 05/04/12[1]	189,000,000	188,941,410
0.160%, due 11/01/12[1]	69,000,000	68,906,467
Federal Home Loan Mortgage Corp.*
0.220%, due 01/06/12[2]	200,000,000	199,890,986
0.070%, due 01/24/12[1]	182,000,000	181,991,861
0.055%, due 02/21/12[1]	69,800,000	69,794,561
0.000%, due 02/27/12[1]	200,000,000	199,981,000
0.090%, due 02/27/12[1]	85,600,000	85,587,802
0.070%, due 03/19/12[1]	25,000,000	24,996,208
0.105%, due 04/09/12[1]	50,000,000	49,985,563
Federal National Mortgage Association*
0.150%, due 01/17/12[1]	75,000,000	74,995,000
0.090%, due 01/19/12[1]	182,000,000	181,991,810
0.030%, due 04/17/12[1]	255,000,000	254,977,263
US Treasury Bills
0.030%, due 01/05/12[1,3]	140,000,000	139,999,533
0.000%, due 02/16/12[1]	25,000,000	25,000,000
0.015%, due 03/29/12[1]	265,000,000	264,990,283

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2011
(unaudited)

	Face amount	Value
US government and agency obligations—(concluded)
US Treasury Notes
1.375%, due 03/15/12	$150,000,000	$150,398,707
1.000%, due 03/31/12	150,000,000	150,341,421
1.000%, due 04/30/12	365,000,000	366,039,961
1.375%, due 05/15/12	155,000,000	155,738,281
0.750%, due 05/31/12	225,000,000	225,488,373
1.750%, due 08/15/12	142,000,000	143,417,082
1.375%, due 09/15/12	190,000,000	191,634,000
Total US government and agency obligations (cost—$4,935,369,429)		4,935,369,429
Bank note—1.65%
Banking-US—1.65%
Bank of America N.A.
0.260%, due 01/11/12 (cost—$270,000,000)	270,000,000	270,000,000
Certificates of deposit—16.14%
Banking-non-US—13.77%
Abbey National Treasury Services PLC
0.703%, due 01/17/12[2]	69,000,000	69,000,000
Bank of Montreal
0.050%, due 01/05/12	90,000,000	90,000,000
0.060%, due 01/17/12	400,000,000	400,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.050%, due 01/06/12	170,000,000	170,000,000
National Australia Bank Ltd.
0.421%, due 01/17/12[2]	110,000,000	110,000,000
National Bank of Canada
0.150%, due 01/13/12	85,000,000	85,000,000
0.110%, due 01/17/12	225,000,000	225,000,000
Nordea Bank Finland
0.400%, due 06/12/12	90,000,000	90,000,000
0.400%, due 06/12/12	10,000,000	10,000,000
Royal Bank of Canada
0.265%, due 01/03/12[2]	60,000,000	60,000,000
0.260%, due 01/11/12	149,000,000	149,000,000

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2011
(unaudited)

	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Sumitomo Mitsui Banking Corp.
0.220%, due 01/19/12	$210,000,000	$210,000,000
Toronto-Dominion Bank
0.070%, due 01/10/12	380,000,000	380,000,000
0.070%, due 01/17/12	200,000,000	200,000,000
		2,248,000,000
Banking-US—2.37%
Bank of America N.A.
0.260%, due 01/25/12	222,000,000	222,000,000
Citibank N.A.
0.150%, due 01/10/12	165,000,000	165,000,000
		387,000,000
Total certificates of deposit (cost—$2,635,000,000)		2,635,000,000
Commercial paper[1]—41.61%
Asset backed-banking US—2.20%
Atlantis One Funding
0.300%, due 01/05/12	200,000,000	199,993,333
0.360%, due 02/01/12	160,000,000	159,950,400
		359,943,733
Asset backed-miscellaneous—14.24%
Amsterdam Funding Corp.
0.320%, due 01/05/12	75,000,000	74,997,333
0.320%, due 01/06/12	50,000,000	49,997,778
Chariot Funding LLC
0.140%, due 01/18/12	70,000,000	69,995,372
0.220%, due 01/24/12	40,000,000	39,994,378
0.230%, due 02/06/12	65,000,000	64,985,050
0.180%, due 02/08/12	65,000,000	64,987,650
0.220%, due 03/08/12	50,000,000	49,979,528
Fairway Finance Co. LLC
0.220%, due 01/11/12	46,877,000	46,874,135
0.180%, due 02/10/12	25,011,000	25,005,998

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2011
(unaudited)

	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(continued)
Gotham Funding Corp.
0.180%, due 01/05/12	$90,000,000	$89,998,200
0.190%, due 01/24/12	80,000,000	79,990,289
Jupiter Securitization Co. LLC
0.140%, due 01/12/12	248,553,000	248,542,367
0.180%, due 02/08/12	50,000,000	49,990,500
0.220%, due 03/07/12	65,000,000	64,973,783
0.250%, due 04/05/12	40,000,000	39,973,611
Liberty Street Funding LLC
0.160%, due 01/03/12	156,000,000	155,998,613
0.140%, due 01/04/12	105,000,000	104,998,775
0.170%, due 01/04/12	75,000,000	74,998,937
Market Street Funding LLC
0.220%, due 01/13/12	50,039,000	50,035,330
0.220%, due 01/17/12	60,099,000	60,093,124
0.140%, due 01/23/12	45,434,000	45,430,113
Old Line Funding Corp.
0.220%, due 03/14/12	64,500,000	64,471,226
0.250%, due 03/20/12	100,000,000	99,945,139
Regency Markets No.1 LLC
0.250%, due 01/17/12	36,804,000	36,799,911
Salisbury Receivables Co. LLC
0.250%, due 01/03/12	50,000,000	49,999,306
0.250%, due 01/06/12	45,000,000	44,998,437
0.270%, due 01/26/12	14,000,000	13,997,375
0.290%, due 01/30/12	25,000,000	24,994,160
Sheffield Receivables Corp.
0.320%, due 01/04/12	45,000,000	44,998,800
0.270%, due 01/24/12	66,750,000	66,738,486
0.290%, due 01/31/12	75,000,000	74,981,875
Thunderbay Funding
0.220%, due 01/06/12	45,030,000	45,028,624

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2011
(unaudited)

	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Variable Funding Capital Corp.
0.250%, due 01/17/12	$116,750,000	$116,737,028
Windmill Funding Corp.
0.320%, due 01/06/12	90,000,000	89,996,000
		2,325,527,231
Asset backed-securities—1.19%
Argento Variable Funding Co. LLC
0.310%, due 01/05/12	95,000,000	94,996,728
0.310%, due 01/10/12	100,000,000	99,992,250
		194,988,978
Banking-non-US—3.95%
Barclays Bank PLC
0.270%, due 01/09/12	100,000,000	99,994,000
0.280%, due 01/23/12	100,000,000	99,982,889
Credit Suisse
0.200%, due 01/03/12	355,000,000	354,996,056
Westpac Securities NZ Ltd.
0.380%, due 03/05/12[4]	90,000,000	89,939,200
		644,912,145
Banking-US—12.09%
Barclays U.S. Funding Corp.
0.080%, due 01/05/12	200,000,000	199,998,222
BNP Paribas Finance
0.120%, due 01/03/12	100,000,000	99,999,333
Deutsche Bank Financial LLC
0.170%, due 01/03/12	150,000,000	149,998,584
0.280%, due 01/03/12	95,000,000	94,998,522
0.250%, due 01/05/12	200,000,000	199,994,445
HSBC USA, Inc.
0.150%, due 01/17/12	100,000,000	99,993,333
0.120%, due 01/18/12	50,000,000	49,997,167
0.120%, due 01/20/12	110,000,000	109,993,033
0.210%, due 02/02/12	109,250,000	109,229,607

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2011
(unaudited)

	Face amount	Value
Commercial paper[1]—(continued)
Banking-US—(concluded)
ING (US) Funding LLC
0.110%, due 01/03/12	$100,000,000	$99,999,389
0.180%, due 01/06/12	200,000,000	199,995,000
0.190%, due 01/09/12	150,000,000	149,993,667
JPMorgan Chase & Co.
0.000%, due 01/03/12	200,000,000	200,000,000
Societe Generale N.A., Inc.
0.240%, due 01/03/12	50,000,000	49,999,333
State Street Corp.
0.200%, due 01/11/12	160,000,000	159,991,111
		1,974,180,746
Finance-captive automotive—0.92%
Toyota Motor Credit Corp.
0.330%, due 03/07/12	150,000,000	149,909,250
Finance-noncaptive diversified—2.14%
General Electric Capital Corp.
0.250%, due 01/17/12	200,000,000	199,977,778
0.250%, due 02/09/12	150,000,000	149,959,375
		349,937,153
Food/Beverage—4.33%
Coca-Cola Co.
0.130%, due 01/10/12	40,000,000	39,998,700
0.130%, due 01/19/12	60,000,000	59,996,100
0.130%, due 02/13/12	46,000,000	45,992,857
0.130%, due 02/17/12	125,000,000	124,978,785
0.100%, due 02/21/12	93,000,000	92,986,825
0.110%, due 03/16/12	43,000,000	42,990,146
Nestle Finance International Ltd.
0.045%, due 01/19/12	150,000,000	149,996,625
Unilever Capital Corp.
0.030%, due 01/05/12	150,000,000	149,999,500
		706,939,538

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2011
(unaudited)

	Face amount	Value
Commercial paper[1]—(concluded)
Insurance-life—0.55%
Metlife Short Term Funding LLC
0.150%, due 01/27/12	$89,000,000	$88,990,358
Total commercial paper (cost—$6,795,329,132)		6,795,329,132
Short-term corporate obligations—1.56%
Banking-non-US—1.13%
Svenska Handelsbanken
0.578%, due 03/08/12[2,4]	114,000,000	114,000,000
Westpac Securities NZ Ltd.
0.441%, due 01/04/12[2,4]	70,500,000	70,500,000
		184,500,000
Banking-US—0.43%
JPMorgan Chase Bank N.A.
0.570%, due 03/09/12[2]	70,000,000	70,000,000
Total short-term corporate obligations (cost—$254,500,000)		254,500,000
Repurchase agreements—7.25%
Repurchase agreement dated 12/30/11 with Banc of America Securities, 0.020% due 01/03/12, collateralized by $85,664,000 Federal Farm Credit Bank obligations, 0.375% to 7.010% due 02/10/12 to 02/22/40, $141,442,000 Federal Home Loan Bank obligations, zero coupon to 7.375% due 01/06/12 to 07/15/36, $109,730,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.750% due 01/15/12 to 07/15/32 and $185,938,300 Federal National Mortgage Association obligations, zero coupon to 8.950% due 01/09/12 to 07/15/37; (value—$561,000,088); proceeds: $550,001,222	550,000,000	550,000,000

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2011
(unaudited)

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 12/30/11 with Deutsche Bank Securities, Inc., 0.050% due 01/03/12, collateralized by $35,265,000 Federal National Mortgage Association obligations, 0.600% due 11/14/13; (value—$35,292,389); proceeds: $34,600,192	$34,600,000	$34,600,000
Repurchase agreement dated 12/30/11 with
Goldman Sachs & Co., 0.090% due 01/03/12,
collateralized by $112,990,000 Federal Home Loan
Bank obligations, 0.400% to 4.640% due 08/17/12
to 11/17/31, $241,501,891 Federal Home Loan
Mortgage Corp. obligations, zero coupon to
6.750% due 01/15/12 to 09/15/29, $161,946,000
Federal National Mortgage Association obligations,
zero coupon to 6.318% due 01/11/12 to 08/06/38,
$1,000,000 Resolution Funding Strip, zero coupon
due 01/15/29 and $55,997,000 Tennessee Valley
Authority obligations, 3.875% to 7.125%
due 12/15/17 to 09/15/60; (value—$612,000,001);
proceeds: $600,006,000	600,000,000	600,000,000
Repurchase agreement dated 12/30/11 with State Street Bank & Trust Co., 0.010% due 01/03/12, collateralized by $31,641 Federal Home Loan Bank obligations, 0.400% to 0.420% due 06/21/13; (value—$31,641); proceeds: $31,000	31,000	31,000
Total repurchase agreements (cost—$1,184,631,000)		1,184,631,000

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2011
(unaudited)

	Number of Shares	Value
Investment of cash collateral from securities loaned—0.63%
Money market fund—0.63%
UBS Private Money Market Fund LLC[5] (cost—$102,125,000)	102,125,000	$102,125,000
Total investments (cost—$16,176,954,561 which approximates cost for federal income tax purposes)—99.06%		16,176,954,561
Other assets in excess of liabilities—0.94%		154,267,916
Net assets (applicable to 16,332,524,260 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$16,331,222,477

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets please refer to page 82.

*  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1  Rates shown are the discount rates at date of purchase.

2  Variable or floating rate security. The interest rate shown is the current rate as of December 31, 2011 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

3  Security, or portion thereof, was on loan. At December 31, 2011, the total market value of securities on loan was $100,000,040, and the total collateral held by the portfolio amounted to $102,125,000.

4  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.68% of net assets as of December 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

5  The table below details the Portfolio's transaction activity in an affiliated issuer for the six months ended December 31, 2011. The advisor earns a management fee from UBS Private Money Market Fund LLC.

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2011
(unaudited)

Security description	Value at 06/30/11	Purchases during the six months ended 12/31/11	Sales during the six months ended 12/31/11	Value at 12/31/11	Net income earned from affiliate for the six months ended 12/31/11
UBS Private Money Market Fund LLC	$—	$102,125,000	$—	$102,125,000	$67

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Portfolio's investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$4,935,369,429	$—	$4,935,369,429
Bank note	—	270,000,000	—	270,000,000
Certificates of deposit	—	2,635,000,000	—	2,635,000,000
Commercial paper	—	6,795,329,132	—	6,795,329,132
Short-term corporate obligations	—	254,500,000	—	254,500,000
Repurchase agreement	—	1,184,631,000	—	1,184,631,000
Money market fund	—	102,125,000	—	102,125,000
Total	$—	$16,176,954,561	$—	$16,176,954,561

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2011
(unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments
United States	77.0%
Canada	9.8
Japan	3.3
Switzerland	3.1
United Kingdom	2.9
Australia	1.7
Netherlands	0.9
Sweden	0.7
Finland	0.6
Total	100.0%

See accompanying notes to financial statements

UBS RMA U.S. Government Portfolio

Statement of net assets—December 31, 2011
(unaudited)

	Face amount	Value
US government and agency obligations—61.71%
Federal Farm Credit Bank
0.180%, due 01/03/12[1]	$47,000,000	$47,000,000
0.206%, due 01/10/12[1]	50,000,000	49,998,678
0.070%, due 03/09/12[2]	35,000,000	34,995,372
0.080%, due 03/12/12[2]	25,000,000	24,996,056
0.270%, due 03/22/12[1]	40,000,000	40,000,000
0.080%, due 03/26/12[2]	25,000,000	24,995,278
0.170%, due 08/31/12[2]	30,000,000	29,965,575
0.180%, due 10/12/12[2]	17,000,000	16,975,775
0.170%, due 10/29/12[2]	25,000,000	24,964,347
Federal Home Loan Bank
0.155%, due 01/03/12[1]	50,000,000	50,000,000
0.190%, due 01/03/12[1]	50,000,000	50,000,000
0.260%, due 01/03/12[1]	75,000,000	75,000,000
0.260%, due 01/03/12[1]	102,500,000	102,500,000
0.280%, due 01/12/12[1]	50,000,000	50,000,000
0.001%, due 01/19/12[2]	350,000,000	349,999,825
0.100%, due 01/19/12	50,000,000	49,999,164
0.244%, due 01/26/12[1]	35,000,000	34,994,205
0.280%, due 02/07/12[1]	50,000,000	50,000,000
0.030%, due 02/17/12[2]	100,000,000	99,996,083
0.020%, due 03/14/12[2]	327,491,000	327,477,718
0.085%, due 03/28/12[2]	100,000,000	99,979,458
0.150%, due 04/16/12	50,000,000	49,998,188
1.375%, due 06/08/12	55,000,000	55,264,819
0.200%, due 08/06/12[2]	102,345,000	102,221,049
0.200%, due 11/15/12	95,000,000	94,997,268
Federal Home Loan Mortgage Corp.*
0.220%, due 01/06/12[1]	35,000,000	34,980,922
0.025%, due 04/18/12[2]	158,100,000	158,088,142

UBS RMA U.S. Government Portfolio

Statement of net assets—December 31, 2011
(unaudited)

	Face amount	Value
US government and agency obligations—(concluded)
Federal National Mortgage Association*
0.150%, due 01/17/12[2]	$50,000,000	$49,996,667
0.100%, due 03/01/12[2]	100,000,000	99,983,333
0.020%, due 03/14/12[2]	50,000,000	49,997,972
0.025%, due 04/16/12[2]	53,691,000	53,687,048
0.030%, due 04/17/12[2]	104,000,000	103,990,727
US Treasury Bill
0.030%, due 01/05/12[2]	100,000,000	99,999,667
US Treasury Notes
4.500%, due 03/31/12	70,000,000	70,756,343
1.000%, due 04/30/12	125,000,000	125,401,571
0.750%, due 05/31/12	25,000,000	25,055,259
1.375%, due 11/15/12	25,000,000	25,261,414
Total US government and agency obligations (cost—$2,833,517,923)		2,833,517,923
Repurchase agreements—38.27%
Repurchase agreement dated 12/30/11 with Banc of America Securities, 0.010% due 01/03/12, collateralized by $173,956,600 US Treasury Bonds, 4.375% due 05/15/41 and $321,426,900 US Treasury Notes, 1.500% due 06/30/16; (value—$561,000,075); proceeds: $550,000,611	550,000,000	550,000,000
Repurchase agreement dated 12/28/11 with Banc of America Securities, 0.010% due 01/04/12, collateralized by $151,575,400 US Treasury Bonds, 3.125% due 11/15/41 and $328,879,200 US Treasury Inflation Index Notes, 0.125% due 04/15/16; (value—$510,000,044); proceeds: $500,000,972	500,000,000	500,000,000
Repurchase agreement dated 12/28/11 with Goldman Sachs & Co., 0.010% due 01/04/12, collateralized by $196,000,000 US Treasury Bills, zero coupon due 03/08/12 and $184,667,800 US Treasury Inflation Index Notes, 1.125% to 2.000% due 04/15/12 to 01/15/21 (value—$408,000,017); proceeds: $400,000,667	400,000,000	400,000,000

UBS RMA U.S. Government Portfolio

Statement of net assets—December 31, 2011
(unaudited)

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 12/30/11 with Goldman Sachs & Co., 0.020% due 01/03/12, collateralized by $223,556,600 US Treasury Inflation Index Bonds, 2.125% due 02/15/41; (value—$313,446,038); proceeds: $307,300,683	$307,300,000	$307,300,000
Repurchase agreement dated 12/30/11 with State Street Bank & Trust Co., 0.010% due 01/03/12, collateralized by $16,331 Federal Home Loan Mortgage Corp. obligations, 0.400% to 0.420% due 06/21/13; (value—$16,331); proceeds: $16,000	16,000	16,000
Total repurchase agreements (cost—$1,757,316,000)		1,757,316,000
Total investments (cost—$4,590,833,923 which approximates cost for federal income tax purposes)—99.98%		4,590,833,923
Other assets in excess of liabilities—0.02%		954,044
Net assets (applicable to 4,592,307,711 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$4,591,787,967

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 82.

*  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1  Variable or floating rate security. The interest rate shown is the current rate as of December 31, 2011 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

2  Rates shown are the discount rates at date of purchase.

UBS RMA U.S. Government Portfolio

Statement of net assets—December 31, 2011
(unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Portfolio's investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$2,833,517,923	$—	$2,833,517,923
Repurchase agreements	—	1,757,316,000	—	1,757,316,000
Total	$—	$4,590,833,923	$—	$4,590,833,923

See accompanying notes to financial statements

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2011 (unaudited)

	Face amount	Value
Municipal bonds and notes—88.69%
Alabama—0.30%
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue (Infirmary Health System, Inc.), Series B, 0.100%, VRD	$13,200,000	$13,200,000
Alaska—0.38%
Alaska International Airports Revenue Refunding (System), Series A, 0.080%, VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue Refunding (ExxonMobil Pipeline Co. Project), Series B, 0.030%, VRD	9,400,000	9,400,000
		16,400,000
Arizona—0.49%
Arizona Board of Regents University System Revenue Refunding, Series A, 0.060%, VRD	6,500,000	6,500,000
Pima County Industrial Development Authority (Tucson Electric Power Co.-Irvington Project), Series A, 0.110%, VRD	2,700,000	2,700,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (JP Morgan Chase PUTTERs), Series 3242, 0.100%, VRD[1,2]	1,170,000	1,170,000
Yavapai County Industrial Development Authority Revenue (Skanon Investments-Drake Project), Series A, 0.240%, VRD	11,000,000	11,000,000
		21,370,000
California—5.60%
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series D-1, 0.040%, VRD	11,100,000	11,100,000
California Economic Recovery, Series C-2, 0.040%, VRD	325,000	325,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series A, 0.020%, VRD	11,190,000	11,190,000
0.040%, VRD	5,000,000	5,000,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2011 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
California—(continued)
California Health Facilities Financing Authority Revenue (Scripps Health), Series B, 0.070%, VRD	$9,965,000	$9,965,000
California Health Facilities Financing Authority Revenue Refunding (Lucille Salter), Series B, 0.020%, VRD	2,400,000	2,400,000
Series C, 0.020%, VRD	13,800,000	13,800,000
California Housing Finance Agency Revenue (Home Mortgage), Series M, 0.100%, VRD[3]	11,355,000	11,355,000
California Infrastructure & Economic Development Bank Revenue (Jewish Community Center), Series A, 0.110%, VRD	9,400,000	9,400,000
California Infrastructure & Economic Development Bank Revenue (Santa Barbara Performing Arts), 0.130%, VRD	21,830,000	21,830,000
California Municipal Finance Authority Revenue (Chevron USA - Recovery Zone Bonds), Series C, 0.020%, VRD	2,300,000	2,300,000
California State Economic Recovery, Series C-3, 0.040%, VRD	3,100,000	3,100,000
East Bay Municipal Utility District Water System Revenue Refunding, Subseries A-2 (Mandatory Put 03/01/12 @ 100), 0.130%, VRD	5,905,000	5,905,000
Subseries B-3, 0.060%, VRD	5,000,000	5,000,000
Los Angeles County Tax & Revenue Anticipation Notes, Series A, 2.500%, due 02/29/12	11,000,000	11,038,406
Metropolitan Water District Southern California Revenue Refunding, Series A-2, 0.070%, VRD	10,465,000	10,465,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2011 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
Orange County Apartment Development Revenue Refunding (Villas La Paz), Series F (FNMA Insured), 0.080%, VRD	$2,000,000	$2,000,000
Orange County Water District Certificates of Participation, Series A, 0.080%, VRD	11,000,000	11,000,000
San Diego County & School District Note Participations Tax & Revenue Anticipation Notes, Series A, 2.000%, due 06/29/12	3,000,000	3,025,591
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 0.090%, VRD	5,000	5,000
San Marin Area Transportation District Sales & Use Tax Revenue (Limited Tax-Measure Q), Series A (Mandatory Put 01/10/13 @ 100), 1.000%, 01/10/13	6,000,000	6,013,139
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series B, 0.010%, VRD	13,305,000	13,305,000
Series C, 0.060%, VRD	1,125,000	1,125,000
South Placer Wastewater Authority Wastewater Revenue Refunding, Series A, 0.030%, VRD	2,600,000	2,600,000
Ventura County Tax & Revenue Anticipation Notes, 2.250%, due 06/29/12	67,000,000	67,648,722
Whittier Health Facilities Revenue (Presbyterian Intercommunity), Series A, 0.050%, VRD	1,600,000	1,600,000
		242,495,858
Colorado—3.27%
Aurora Water Improvement Revenue (JP Morgan PUTTERs, Series 2010) (AMBAC Insured), 0.120%, VRD[1,2]	16,660,000	16,660,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2011 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Colorado—(concluded)
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series C-7, 0.070%, VRD	$4,950,000	$4,950,000
Colorado Health Facilities Authority Revenue (Adventist Health - Sunbelt), Series B, 0.060%, VRD	9,535,000	9,535,000
Colorado Health Facilities Authority Revenue Refunding (The Evangelical), 0.100%, VRD	2,530,000	2,530,000
Colorado Housing & Finance Authority (Single Family), Class I, Series C-3, 0.110%, VRD[3]	3,600,000	3,600,000
Colorado Housing & Finance Authority Single Family Mortgage Revenue, Class I, Series A-3, 0.110%, VRD[3]	6,500,000	6,500,000
Denver City & County Certificates of Participation Refunding, Series A1, 0.070%, VRD	14,150,000	14,150,000
Series A2, 0.070%, VRD	45,575,000	45,575,000
Series A3, 0.070%, VRD	21,525,000	21,525,000
University of Colorado Hospital Authority Revenue, Series A, 0.090%, VRD	16,660,000	16,660,000
		141,685,000
Connecticut—0.45%
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series U, 0.010%, VRD	2,500,000	2,500,000
Series V-1, 0.020%, VRD	3,650,000	3,650,000
Series V-2, 0.020%, VRD	4,800,000	4,800,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2011 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Connecticut—(concluded)
Connecticut State Health & Educational Facilities Authority Revenue (Yale University) (concluded), Series X-2, 0.020%, VRD	$5,450,000	$5,450,000
Series Y-2, 0.020%, VRD	2,500,000	2,500,000
Series Y-3, 0.020%, VRD	400,000	400,000
		19,300,000
Delaware—0.35%
Delaware State Economic Development Authority Revenue (Peninsula United Methodist Homes, Inc.), Series B, 0.060%, VRD	15,100,000	15,100,000
District of Columbia—0.49%
District of Columbia Revenue (George Washington University), Series C, 0.110%, VRD	11,025,000	11,025,000
District of Columbia Revenue (German Marshall Fund of United States), 0.100%, VRD	8,000,000	8,000,000
District of Columbia University Revenue Refunding (Georgetown University), Series B, 0.070%, VRD	2,000,000	2,000,000
		21,025,000
Florida—3.31%
Florida State Board of Education (Public Education Capital Outlay Bonds), Series E (Bank of America Austin Certificates, Series 2008-1059), 0.160%, VRD[1,2]	8,335,000	8,335,000
Gainesville Utilities System Revenue, Series B, 0.060%, VRD	2,335,000	2,335,000
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series C (NATL-RE Insured), 0.050%, VRD	45,690,000	45,690,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2011 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Florida—(concluded)
Jacksonville Health Facilities Authority Hospital Revenue Refunding (Baptist Medical), Series D, 0.050%, VRD	$2,720,000	$2,720,000
JEA Water & Sewer System Revenue, Subseries B-1, 0.070%, VRD	17,930,000	17,930,000
Orange County Health Facilities Authority Revenue (Hospital-Orlando Regional), Series E, 0.090%, VRD	4,500,000	4,500,000
Orange County Housing Finance Authority Housing Revenue Refunding (Highland Pointe Apartments), Series J (FNMA Insured), 0.100%, VRD	7,455,000	7,455,000
Orange County School Board Certificates of Participation, Series E, 0.050%, VRD	23,145,000	23,145,000
Orlando Utilities Commission Utility System Revenue, Series 2, 0.090%, VRD	5,000,000	5,000,000
Orlando-Orange County Expressway Authority Revenue Refunding, Series C-4 (AGM Insured), 0.080%, VRD	7,000,000	7,000,000
Polk County Industrial Development Authority Health Care Facilities Revenue Refunding (Winter Haven Hospital), Series B, 0.070%, VRD	9,330,000	9,330,000
Series C, 0.070%, VRD	9,860,000	9,860,000
		143,300,000
Georgia—2.21%
De Kalb County Development Authority Revenue (Atlanta Jewish Community Center), 0.090%, VRD	3,465,000	3,465,000
Macon-Bibb County Hospital Authority Revenue Anticipation Certificates (Medical Center Control), 0.110%, VRD	4,500,000	4,500,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2011 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Georgia—(concluded)
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series B, 0.100%, VRD	$14,600,000	$14,600,000
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.040%, VRD	22,600,000	22,600,000
Series B-2, 0.060%, VRD	29,735,000	29,735,000
Series C-4, 0.060%, VRD	9,925,000	9,925,000
Private Colleges & Universities Authority Revenue Refunding (Mercer University), Series C, 0.100%, VRD	8,420,000	8,420,000
Thomasville Hospital Authority Revenue Anticipation Certificates (John Archbold), Series A, 0.120%, VRD	2,550,000	2,550,000
		95,795,000
Idaho—0.77%
Idaho Health Facilities Authority Revenue (St. Lukes Health System Project), Series B, 0.090%, VRD	13,000,000	13,000,000
Idaho Tax Anticipation Notes, 2.000%, due 06/29/12	20,000,000	20,170,605
		33,170,605
Illinois—5.41%
Chicago Board of Education Refunding (Dedicated Revenue), Series A, 0.080%, VRD	3,900,000	3,900,000
Series A-1, 0.080%, VRD	5,400,000	5,400,000
Series B, 0.080%, VRD	2,235,000	2,235,000
Chicago (Neighborhoods Alive 21), Series B, 0.070%, VRD	11,635,000	11,635,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2011 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(continued)
Chicago (Project), Series B-2, 0.080%, VRD	$7,000,000	$7,000,000
Chicago Sales Tax Revenue Refunding, 0.080%, VRD	38,450,000	38,450,000
Chicago Waterworks Revenue (Second Lien), Subseries 2000-1, 0.080%, VRD	800,000	800,000
Cook County (Capital Improvement), Series B, 0.360%, VRD	10,000,000	10,000,000
Cook County School District No. 036 Winnetka (Morgan Stanley Floater Certificates), Series 1919, 0.090%, VRD[1,2]	9,695,000	9,695,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.100%, VRD	19,300,000	19,300,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.130%, VRD	19,600,000	19,600,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.080%, VRD	13,000,000	13,000,000
Illinois Finance Authority Revenue (Advocate Health Care), Subseries C2A, 0.070%, VRD	13,260,000	13,260,000
Illinois Finance Authority Revenue (Cristo Rey Jesuit School Project), 0.130%, VRD	4,000,000	4,000,000
Illinois Finance Authority Revenue (Methodist Medical Center), Series B, 0.100%, VRD	4,000,000	4,000,000
Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago), Series C, 0.080%, VRD	8,860,000	8,860,000
Illinois Finance Authority Revenue (Rush University Medical Center), Series A, 0.100%, VRD	9,700,000	9,700,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2011 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Finance Authority Revenue (University of Chicago), Series B, 0.070%, VRD	$29,900,000	$29,900,000
Illinois Finance Authority Revenue (Wesleyan University), 0.100%, VRD	8,110,000	8,110,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.070%, VRD	7,788,000	7,788,000
Lombard Revenue (National University Health Sciences Project), 0.100%, VRD	7,735,000	7,735,000
		234,368,000
Indiana—1.67%
Indiana Development Finance Authority Revenue (Educational Facilities-Culver Educational), 0.100%, VRD	8,300,000	8,300,000
Indiana Development Finance Authority Revenue (Educational Facilities-Eiteljorg Museum), 0.080%, VRD	9,400,000	9,400,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A, 0.060%, VRD	7,000,000	7,000,000
Series D, 0.050%, VRD	3,500,000	3,500,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.040%, VRD	20,205,000	20,205,000
Series D-2, 0.040%, VRD	5,745,000	5,745,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured), 0.090%, VRD	10,600,000	10,600,000
Lawrenceburg Pollution Control Revenue Refunding (Indiana Michigan Power Co. Project), Series H, 0.100%, VRD	4,000,000	4,000,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2011 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Indiana—(concluded)
Purdue University Revenue (Student Facilities System), Series A, 0.030%, VRD	$3,725,000	$3,725,000
		72,475,000
Iowa—0.10%
Iowa Finance Authority Private College Revenue Facilities (Morningside College Project), 0.070%, VRD	4,500,000	4,500,000
Kansas—1.52%
Kansas State Department of Transportation Highway Revenue Refunding, Series B-1, 0.020%, VRD	24,375,000	24,375,000
Series B-2, 0.020%, VRD	14,500,000	14,500,000
Series B-3, 0.020%, VRD	2,400,000	2,400,000
Kansas State Department of Transportation Highway Revenue, Series A-1, 0.060%, VRD	12,000,000	12,000,000
Series A-5, 0.060%, VRD	1,700,000	1,700,000
Mission Multi-Family Revenue Refunding (Housing Silverwood Apartment Project) (FNMA Insured), 0.100%, VRD	11,000,000	11,000,000
		65,975,000
Kentucky—2.02%
Boyle County Hospital Revenue (Ephraim McDowell Health Project), 0.110%, VRD	6,800,000	6,800,000
Breckinridge County Lease Program Revenue (Kentucky Association Leasing Trust), Series A, 0.060%, VRD	12,575,000	12,575,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2011 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Kentucky—(concluded)
Christian County Association of Leasing Trust Lease Program, Series A, 0.060%, VRD	$9,065,000	$9,065,000
Series B, 0.060%, VRD	26,090,000	26,090,000
Jeffersontown Lease Program Revenue (Kentucky League of Cities Funding Trust), 0.080%, VRD	1,260,000	1,260,000
Shelby County Lease Revenue, Series A, 0.060%, VRD	18,565,000	18,565,000
Trimble County Association of Counties Leasing Trust Lease Program Revenue, Series A, 0.060%, VRD	10,590,000	10,590,000
Williamstown League of Cities Funding Trust Lease Revenue, Series B, 0.080%, VRD	2,460,000	2,460,000
		87,405,000
Louisiana—0.17%
East Baton Rouge Parish Sales Tax Revenue Refunding (Road & Street Improvement), Series A, 0.110%, VRD	5,000,000	5,000,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.060%, VRD	2,500,000	2,500,000
		7,500,000
Maryland—2.97%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 0.050%, VRD	6,155,000	6,155,000
Maryland State Health & Higher Educational Facilities Authority Revenue (DeMatha Catholic High School), 0.100%, VRD	8,780,000	8,780,000
Maryland State Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University), Series A, 0.050%, VRD	10,300,000	10,300,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2011 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Maryland—(concluded)
Maryland State Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University) (concluded), Series B, 0.070%, VRD	$27,855,000	$27,855,000
Maryland State Health & Higher Educational Facilities Authority Revenue (Stevenson University), 0.110%, VRD	1,935,000	1,935,000
Maryland State Health & Higher Educational Facilities Authority Revenue (Suburban Hospital), 0.070%, VRD	14,950,000	14,950,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue, 0.080%, VRD	3,000,000	3,000,000
Montgomery County Housing Opportunities Commission Multi-Family Revenue, (Canterbury Apartments), Series A (FNMA Insured), 0.080%, VRD	4,500,000	4,500,000
Washington Suburban Sanitation District Bond Anticipation Notes, Series A, 0.200%, VRD	20,355,000	20,355,000
Series A-7, 0.200%, VRD	26,100,000	26,100,000
Series A-9, 0.240%, VRD	4,650,000	4,650,000
		128,580,000
Massachusetts—2.49%
Massachusetts Development Finance Agency Revenue (Boston University), Series U-6E, 0.070%, VRD	10,700,000	10,700,000
Massachusetts Development Finance Agency Revenue Refunding (Higher Education Smith College), 0.080%, VRD	13,783,000	13,783,000
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series Y, 0.020%, VRD	20,450,000	20,450,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2011 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System), Series F3, 0.060%, VRD	$7,005,000	$7,005,000
Massachusetts Health & Educational Facilities Authority Revenue (Williams College), Series J, 0.040%, VRD	19,300,000	19,300,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior), Series A-1, 0.080%, VRD	24,500,000	24,500,000
University of Massachusetts Building Authority Revenue Refunding, Series 1, 0.040%, VRD	11,885,000	11,885,000
		107,623,000
Michigan—4.49%
Grand Valley State University Revenue Refunding, Series B, 0.060%, VRD	7,500,000	7,500,000
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.060%, VRD	2,800,000	2,800,000
Michigan State Finance Authority Revenue (Unemployment Obligation Assessment), 0.240%, VRD	20,000,000	20,000,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series E, 0.060%, VRD	16,565,000	16,565,000
Series F, 0.040%, VRD	4,785,000	4,785,000
Michigan State Housing Development Authority, Series B, 0.110%, VRD[3]	18,800,000	18,800,000
Series D, 0.090%, VRD	7,100,000	7,100,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2011 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Michigan—(concluded)
Michigan State Strategic Fund Limited Obligation Revenue (Consumers Energy Co.), 0.060%, VRD	$10,000,000	$10,000,000
Michigan State Strategic Fund Limited Obligation Revenue (Greenpath, Inc., Project), Series A, 0.090%, VRD	6,000,000	6,000,000
University of Michigan Revenues (Hospital), Series A, 0.040%, VRD	6,835,000	6,835,000
Series B, 0.030%, VRD	51,215,000	51,215,000
0.040%, VRD	28,360,000	28,360,000
University of Michigan University Revenues Refunding (Hospital), Series A-2, 0.040%, VRD	6,500,000	6,500,000
University of Michigan University Revenues Refunding (Medical Service Plan), Series A-1, 0.040%, VRD	7,900,000	7,900,000
		194,360,000
Minnesota—0.17%
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B, 0.050%, VRD	7,200,000	7,200,000
Mississippi—2.75%
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series A, 0.020%, VRD	15,900,000	15,900,000
Series C, 0.030%, VRD	20,745,000	20,745,000
Series D, 0.030%, VRD	4,400,000	4,400,000
Series G, 0.030%, VRD	20,730,000	20,730,000
Series I, 0.020%, VRD	17,000,000	17,000,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2011 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Mississippi—(concluded)
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project) (concluded), Series J, 0.030%, VRD	$5,000,000	$5,000,000
Mississippi Business Finance Corp. Revenue (Drury Inns, Inc., Project), Series A, 0.090%, VRD	12,985,000	12,985,000
Mississippi Development Bank Special Obligation (Jackson County Industrial Water System Project), 0.030%, VRD	22,500,000	22,500,000
		119,260,000
Missouri—2.33%
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-1, 0.100%, VRD	7,000,000	7,000,000
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series A, 0.070%, VRD	3,200,000	3,200,000
Series C, 0.030%, VRD	13,900,000	13,900,000
Series D, 0.030%, VRD	21,800,000	21,800,000
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System), Series C, 0.040%, VRD	6,000,000	6,000,000
Series E, 0.070%, VRD	17,200,000	17,200,000
Missouri Health & Educational Facilities Authority Revenue (Ascension Healthcare), Series C-3, 0.070%, VRD	13,000,000	13,000,000
St. Joseph Industrial Development Authority Health Facilities Revenue (Heartland Regional Medical Center), Series A, 0.070%, VRD	13,800,000	13,800,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2011 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Missouri—(concluded)
St. Louis General Fund Revenue Tax & Revenue Anticipation Notes, 2.000%, due 06/29/12	$5,000,000	$5,039,670
		100,939,670
Nebraska—0.22%
Douglas County Hospital Authority No. 002 Revenue Refunding (Health Facilities for Childrens), Series A, 0.070%, VRD	9,500,000	9,500,000
New Hampshire—0.21%
New Hampshire Health & Education Facilities Authority Revenue (Barclays Capital Municipal Trust Receipts Series 7WJ), 0.120%, VRD[1,2]	8,825,000	8,825,000
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), 0.060%, VRD	300,000	300,000
		9,125,000
New Jersey—2.87%
Burlington County Bridge Community Revenue (Lutheran Home Project), Series A, 0.100%, VRD	2,090,000	2,090,000
Camden County Improvement Authority Revenue (Senior Redevelopment - Harvest Village Project), Series A, 0.050%, VRD	6,600,000	6,600,000
Essex County Improvement Authority Revenue (The Childrens Institute Project), 0.190%, VRD	1,240,000	1,240,000
Hudson County Improvement Authority County Guaranteed Pooled Notes, Series H-1, 2.000%, due 06/15/12	2,000,000	2,011,433
Montclair Township Bond Anticipation Notes & Water Utilities, 1.500%, due 03/09/12	8,132,000	8,141,878
New Jersey Building Authority Building Revenue, Subseries A-1, 0.070%, VRD	3,485,000	3,485,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2011 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
New Jersey—(continued)
New Jersey Building Authority Building Revenue (concluded), Subseries A-2, 0.070%, VRD	$3,900,000	$3,900,000
Subseries A-4, 0.070%, VRD	2,395,000	2,395,000
New Jersey Economic Development Authority Economic Development Revenue (Diocese of Metuchen Project), 0.190%, VRD	6,300,000	6,300,000
New Jersey Economic Development Authority Economic Development Revenue (Duke Farms Foundation Project), Series A, 0.050%, VRD	9,400,000	9,400,000
New Jersey Economic Development Authority Natural Gas Facilities Revenue (South Jersey), 0.120%, VRD[3]	8,200,000	8,200,000
New Jersey Economic Development Authority Revenue (Bancroft Neurohealth Project), 0.100%, VRD	3,140,000	3,140,000
New Jersey Economic Development Authority Revenue (Hun School Princeton Project), 0.050%, VRD	1,530,000	1,530,000
New Jersey Economic Development Authority Revenue (Oak Hill Academy Project), 0.190%, VRD	1,530,000	1,530,000
New Jersey Economic Development Authority Revenue (Peddie School Project), 0.060%, VRD	4,800,000	4,800,000
New Jersey Economic Development Authority Revenue (Port Newark Container LLC), 0.100%, VRD[3]	5,000,000	5,000,000
New Jersey Economic Development Authority Revenue Refunding (Cranes Mill Project), Series B, 0.090%, VRD	4,400,000	4,400,000
New Jersey Economic Development Authority Revenue Refunding (First Mortgage Franciscan), 0.040%, VRD	1,040,000	1,040,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2011 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
New Jersey—(continued)
New Jersey Economic Development Authority Revenue (Republic Services, Inc. Project), 0.210%, VRD[3]	$2,910,000	$2,910,000
New Jersey Economic Development Authority Revenue (Thermal Energy Limited Partnership), 0.100%, VRD[3]	1,000,000	1,000,000
New Jersey Educational Facilities Authority Revenue (Centenary College), Series A, 0.090%, VRD	3,210,000	3,210,000
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.), Series B, 0.090%, VRD	7,700,000	7,700,000
New Jersey Health Care Facilities Financing Authority Revenue (Recovery Management System, Inc.), 0.090%, VRD	1,175,000	1,175,000
New Jersey Health Care Facilities Financing Authority Revenue, Series A-3, 0.090%, VRD	2,230,000	2,230,000
New Jersey Health Care Facilities Financing Authority Revenue (Somerset Medical Center), 0.080%, VRD	1,405,000	1,405,000
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health), Series A-7, 0.040%, VRD	1,500,000	1,500,000
Series C, 0.060%, VRD	1,450,000	1,450,000
Series D, 0.070%, VRD	3,000,000	3,000,000
New Jersey Health Care Facilities Financing Authority Revenue (Wiley Mission Project), 0.090%, VRD	1,400,000	1,400,000
New Jersey State Turnpike Authority Turnpike Revenue, Series B, 0.060%, VRD	5,000,000	5,000,000
Series C, 0.050%, VRD	4,800,000	4,800,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2011 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
New Jersey—(concluded)
New Jersey State Turnpike Authority Turnpike Revenue (concluded), Series D, 0.050%, VRD	$1,500,000	$1,500,000
Rutgers State University Revenue Refunding, Series A, 0.030%, VRD	4,865,000	4,865,000
Rutgers State University Revenue, Series G, 0.050%, VRD	5,920,000	5,920,000
		124,268,311
New York—5.09%
Buffalo Municipal Water Finance Authority Revenue Refunding, 0.080%, VRD	3,000,000	3,000,000
Metropolitan Transportation Authority Dedicated Tax Fund Refunding, Subseries B-1, 0.070%, VRD	8,410,000	8,410,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (Elliott Chelsea Development), Series A, 0.100%, VRD	4,800,000	4,800,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Properties), Series A (FNMA Insured), 0.060%, VRD	32,700,000	32,700,000
New York City Housing Development Corp. Multi-Family Revenue Mortgage (Marseilles Apartments), Series A, 0.090%, VRD	2,090,000	2,090,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A, 0.380%, VRD	34,400,000	34,400,000
New York City Industrial Development Agency Civic Facility Revenue (Lycee Francais de New York Project), Series B, 0.080%, VRD	2,500,000	2,500,000
New York City, Subseries B-3, 0.060%, VRD	11,345,000	11,345,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2011 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
New York—(continued)
New York City (concluded), Subseries L-4, 0.020%, VRD	$3,300,000	$3,300,000
Subseries L-6, 0.020%, VRD	17,115,000	17,115,000
New York City Transitional Finance Authority (New York City Recovery), Series 3, 0.020%, VRD	24,045,000	24,045,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University), Series B, 0.020%, VRD	300,000	300,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Local Secured), Series A, 0.080%, VRD	10,035,000	10,035,000
New York State Dormitory Authority Revenue Non-State Supported Debt (St. John's University), Series B-1, 0.100%, VRD	11,180,000	11,180,000
Series B-2, 0.080%, VRD	3,700,000	3,700,000
New York State Housing Finance Agency Affordable Housing Revenue (Housing Bowery Place I), Series A (FHLMC Insured), 0.070%, VRD	2,300,000	2,300,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing), Series A (FNMA Insured), 0.090%, VRD	4,700,000	4,700,000
New York State Housing Finance Agency Revenue (316 11th Avenue Housing), Series A (FNMA Insured), 0.090%, VRD	8,100,000	8,100,000
New York State Housing Finance Agency Revenue (Baisley Park Gardens), Series A, 0.100%, VRD	3,970,000	3,970,000
New York State Housing Finance Agency Revenue (Normandie Court I Project), 0.140%, VRD	22,400,000	22,400,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2011 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York State Housing Finance Agency Revenue (West 37th Street Housing), Series A, 0.090%, VRD	$4,100,000	$4,100,000
Series B, 0.090%, VRD	4,800,000	4,800,000
Syracuse Industrial Development Agency Revenue (Syracuse University Project), Series A-1, 0.040%, VRD	1,300,000	1,300,000
		220,590,000
North Carolina—5.70%
Charlotte Water & Sewer System Revenue Refunding, Series C, 0.070%, VRD	59,565,000	59,565,000
Charlotte Water & Sewer System Revenue, Series B, 0.060%, VRD	12,760,000	12,760,000
Guilford County, Series B, 0.090%, VRD	3,345,000	3,345,000
Mecklenburg County, Series B, 0.090%, VRD	33,925,000	33,925,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Wake Forest University), Series B, 0.050%, VRD	17,305,000	17,305,000
North Carolina Capital Facilities Finance Agency Revenue (Elon University), 0.110%, VRD	8,000,000	8,000,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A, 0.020%, VRD	8,700,000	8,700,000
Series B, 0.050%, VRD	9,835,000	9,835,000
North Carolina Medical Care Commission Health Care Facilities Revenue (First Health Carolinas), Series A, 0.090%, VRD	16,185,000	16,185,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2011 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—(concluded)
North Carolina (Public Improvement), Series D, 0.090%, VRD	$11,100,000	$11,100,000
Series F, 0.130%, VRD	15,000,000	15,000,000
Union County, Series A, 0.060%, VRD	11,900,000	11,900,000
University of North Carolina Hospital Chapel Hill Revenue Refunding, Series A, 0.100%, VRD	11,360,000	11,360,000
University of North Carolina Hospital Chapel Hill Revenue, Series B, 0.090%, VRD	9,330,000	9,330,000
Wake County (Public Improvement), 0.060%, VRD	9,550,000	9,550,000
Winston-Salem Limited Obligations, Series B, 0.080%, VRD	9,000,000	9,000,000
		246,860,000
Ohio—3.77%
Allen County Hospital Facilities Revenue (Catholic Healthcare), Series C, 0.040%, VRD	18,775,000	18,775,000
Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A, 0.100%, VRD	7,460,000	7,460,000
Columbus Sewer Revenue, Series B, 0.040%, VRD	3,060,000	3,060,000
Cuyahoga County Housing Revenue (Euclid Avenue Housing Corp.), Series A, 0.070%, VRD	5,000,000	5,000,000
Franklin County Hospital Revenue Refunding (US Health Corp.), Series B, 0.070%, VRD	1,785,000	1,785,000
Hamilton County Hospital Facilities Revenue (Children's Hospital Medical Center), Series M, 0.070%, VRD	6,450,000	6,450,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2011 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Ohio—(concluded)
Ohio (Common Schools), Series A, 0.060%, VRD	$4,265,000	$4,265,000
Series B, 0.060%, VRD	39,210,000	39,210,000
Series D, 0.070%, VRD	32,700,000	32,700,000
Ohio Educational Facilities Communication Revenue Hospital (JP Morgan Chase PUTTERs, Series 3139), 0.100%, VRD[1,2]	6,225,000	6,225,000
Ohio Higher Educational Facilities Revenue (Oberlin College Project), 0.100%, VRD	14,900,000	14,900,000
Ohio State University General Receipts, 0.020%, VRD	9,100,000	9,100,000
Series B, 0.060%, VRD	4,525,000	4,525,000
Ohio State Water Development Authority Revenue Refunding (Firstenergy Nuclear Generation Corp.), Series B, 0.050%, VRD	10,000,000	10,000,000
		163,455,000
Oregon—0.27%
Oregon State Facilities Authority Revenue (Oregon Episcopal School Projects), Series A, 0.100%, VRD	8,640,000	8,640,000
Salem Hospital Facility Authority Revenue (Salem Hospital Project), Series B, 0.080%, VRD	3,000,000	3,000,000
		11,640,000
Pennsylvania—4.07%
Allegheny County Higher Education Building Authority University Revenue (Carnegie Mellon University), 0.060%, VRD	18,675,000	18,675,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2011 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(continued)
Allegheny County Hospital Development Authority Revenue (University of Pittsburgh Medical Center), Series B-1, 0.090%, VRD	$15,000,000	$15,000,000
Series B-2, 0.120%, VRD	2,000,000	2,000,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship), 0.090%, VRD	3,750,000	3,750,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.080%, VRD	2,700,000	2,700,000
Series C, 0.070%, VRD	3,500,000	3,500,000
Emmaus General Authority Revenue, Subseries H-19, 0.100%, VRD	5,000,000	5,000,000
Montgomery County, Series A, 0.060%, VRD	7,495,000	7,495,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University), Series B, 0.060%, VRD	10,535,000	10,535,000
Pennsylvania Housing Finance Agency (Single Family Mortgage), Series 83C, 0.110%, VRD[3]	15,000,000	15,000,000
Pennsylvania State University Refunding, Series B (Mandatory Put 06/01/12 @100), 0.300%, VRD	10,000,000	10,000,000
Philadelphia Authority for Industrial Development Revenue Refunding, Series B, 0.090%, VRD	9,000,000	9,000,000
Series B-2, 0.070%, VRD	10,000,000	10,000,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2, 0.070%, VRD	26,700,000	26,700,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2011 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
University of Pittsburgh of the Commonwealth Systems of Higher Education Notes, 2.000%, due 06/18/12	$24,000,000	$24,185,387
Washington County Authority Revenue Refunding (University of Pennsylvania), 0.060%, VRD	9,140,000	9,140,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series B, 0.070%, VRD	3,395,000	3,395,000
		176,075,387
Puerto Rico—0.25%
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue, Series A, 0.070%, VRD	2,000,000	2,000,000
Puerto Rico Commonwealth Refunding (Public Improvement), (AGM Insured), 0.050%, VRD	9,000,000	9,000,000
		11,000,000
Rhode Island—0.11%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology), 0.090%, VRD	4,865,000	4,865,000
South Carolina—0.63%
Piedmont Municipal Power Agency Electric Revenue Refunding, Series B, 0.050%, VRD	9,000,000	9,000,000
South Carolina Jobs-Economic Development Authority Hospital Revenue Refunding (Anmed Health), Series C, 0.090%, VRD	4,980,000	4,980,000
South Carolina Public Service Authority Revenue (JP Morgan PUTTERs, Series 2019) (AMBAC Insured), 0.120%, VRD[1,2]	13,105,000	13,105,000
		27,085,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2011 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
South Dakota—0.16%
South Dakota Health & Educational Facilities Authority Revenue (Regional Health), 0.070%, VRD	$6,955,000	$6,955,000
Tennessee—2.74%
Blount County Public Building Authority (Local Government Public Improvement), Series E-9-A, 0.120%, VRD	4,000,000	4,000,000
Knox County Health Educational & Housing Facilities Board Hospital Facilities Revenue Refunding (Covenant Healthcare), Series A, 0.100%, VRD	6,850,000	6,850,000
Loudon Industrial Development Board Pollution Control Revenue Refunding (A.E. Staley Manufacturing Co. Project), 0.090%, VRD	16,200,000	16,200,000
Memphis Health Educational & Housing Facility Board Multi-Family Housing Revenue (Ashland Lakes II Apartments Project), Series A, 0.110%, VRD	11,500,000	11,500,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Revenue (Vanderbilt University), Series A, 0.040%, VRD	2,400,000	2,400,000
Series A-1, 0.030%, VRD	1,750,000	1,750,000
Series B, 0.040%, VRD	9,925,000	9,925,000
Metropolitan Government of Nashville & Davidson County Industrial Development Board Revenue (YMCA Projects), 0.440%, VRD	7,355,000	7,355,000
Shelby County Public Improvement and School, Series B, 0.250%, VRD	58,550,000	58,550,000
		118,530,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2011 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Texas—11.09%
Alamo Community College District (Citigroup ROCS, Series RR-II-R-883WF) (FGIC Insured), 0.090%, VRD[1,2]	$7,595,000	$7,595,000
Fort Bend County (JP Morgan PUTTERs, Series 1326) (FGIC Insured), 0.120%, VRD[1,2]	8,225,000	8,225,000
Harris County Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 0.040%, VRD	30,000,000	30,000,000
Subseries C-2, 0.040%, VRD	555,000	555,000
Harris County Health Facilities Development Authority Revenue (Baylor College of Medicine), Series A-1, 0.050%, VRD	10,395,000	10,395,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-1, 0.040%, VRD	10,830,000	10,830,000
Series A-2, 0.040%, VRD	1,675,000	1,675,000
Harris County Hospital District Revenue Refunding (Senior Lien), 0.100%, VRD	8,925,000	8,925,000
Houston Airport System Revenue Refunding (Sub Lien), 0.090%, VRD	5,000,000	5,000,000
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project), Series A, 0.040%, VRD	29,675,000	29,675,000
Series B, 0.020%, VRD	1,600,000	1,600,000
0.060%, VRD	9,265,000	9,265,000
Houston Utility System Revenue Refunding (First Lien), Series B-1, 0.130%, VRD	6,000,000	6,000,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2011 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(continued)
Laredo (Morgan Stanley Floater Certificates), Series 2065 (NATL-RE Insured), 0.100%, VRD[1,2]	$18,065,000	$18,065,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project), 0.010%, VRD	35,900,000	35,900,000
North East Independent School District (Citigroup Eagle Class A Certificates 20070123) (PSF-GTD), 0.100%, VRD[1,2]	8,935,000	8,935,000
North Texas Higher Education Authority Student Loan Revenue, Series E, 0.140%, VRD	19,400,000	19,400,000
San Antonio Electric & Gas (Systems-Junior Lien), 0.150%, VRD	54,700,000	54,700,000
San Antonio Hotel Occupancy Revenue Refunding (Sub Lien), 0.090%, VRD	24,390,000	24,390,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project) Series C, 0.070%, VRD	2,600,000	2,600,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Refunding (Scott and White Memorial Hospital), Series B, 0.080%, VRD	9,000,000	9,000,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources), Series A, 0.070%, VRD	6,500,000	6,500,000
Series B, 0.060%, VRD	5,000,000	5,000,000
Texas State (Veteran Housing Assistance Fund II), Series A, 0.100%, VRD[3]	8,560,000	8,560,000
Texas State (Veterans), Series A, 0.070%, VRD	4,945,000	4,945,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2011 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Texas State (Veterans) (concluded), Series C, 0.090%, VRD	$19,810,000	$19,810,000
Texas Tax & Revenue Anticipation Notes, Series A, 2.500%, due 08/30/12	40,000,000	40,592,000
University of Texas University Revenues (Financing Systems), 0.010%, VRD	88,890,000	88,890,000
University of Texas University Revenues Refunding (Financing System), Series B, 0.010%, VRD	3,365,000	3,365,000
		480,392,000
Utah—0.42%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 0.060%, VRD	2,280,000	2,280,000
Weber County Hospital Revenue (IHC Health Services, Inc.), Series A, 0.110%, VRD	15,900,000	15,900,000
		18,180,000
Vermont—0.27%
Winooski Special Obligation Refunding, Series A, 0.060%, VRD	11,845,000	11,845,000
Virginia—2.78%
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2, 0.070%, VRD	8,615,000	8,615,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 0.040%, VRD	3,220,000	3,220,000
Series D, 0.080%, VRD	2,700,000	2,700,000
Series F, 0.050%, VRD	37,540,000	37,540,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2011 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Virginia—(concluded)
Norfolk Economic Development Authority Hospital Facilities Revenue Refunding (Sentara Healthcare), Series A (Mandatory Put 04/26/12 @ 100), 0.410%, VRD	$6,000,000	$6,000,000
Virginia Commonwealth University (General), Series A (AMBAC Insured), 0.030%, VRD	37,075,000	37,075,000
Virginia Public School Authority School Educational Technical Notes, Series XI, 1.000%, due 04/15/12	6,265,000	6,278,095
Virginia Small Business Financing Authority Hospital Revenue (Carilion Clinic Obligation), Series B, 0.060%, VRD	18,800,000	18,800,000
		120,228,095
Washington—3.27%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z), 0.100%, VRD[1,2]	5,000,000	5,000,000
King County Sewer Revenue (Junior Lien), Series A, 0.200%, VRD	32,900,000	32,900,000
Series B, 0.170%, VRD	31,950,000	31,950,000
Tulalip Tribes of the Tulalip Reservation Revenue Refunding (Capital Projects), 0.100%, VRD	9,250,000	9,250,000
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Series C, 0.100%, VRD	11,505,000	11,505,000
Washington Health Care Facilities Authority (Swedish Health Services), Series B, 0.090%, VRD	28,000,000	28,000,000
Washington Health Care Facilities Authority Revenue (Multicare Health Systems), Series D, 0.050%, VRD	5,000,000	5,000,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2011 (unaudited)

	Face amount	Value
Municipal bonds and notes—(concluded)
Washington—(concluded)
Washington Higher Education Facilities Authority Revenue Refunding (St. Martins University Project), 0.100%, VRD	$8,570,000	$8,570,000
Washington Housing Finance Commission Nonprofit Revenue (YMCA Tacoma-Pierce County Project), 0.080%, VRD	9,340,000	9,340,000
		141,515,000
West Virginia—0.16%
West Virginia Economic Development Authority Pollution Control Revenue Refunding (Ohio Power Co. - Kammer), Series B, 0.070%, VRD	7,100,000	7,100,000
Wisconsin—0.74%
Wisconsin Center District Tax Revenue, Series A, 0.100%, VRD	10,000,000	10,000,000
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan Services), Series B, 0.060%, VRD	14,240,000	14,240,000
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan System), 0.080%, VRD	8,000,000	8,000,000
		32,240,000
Wyoming—0.16%
Sweetwater County Pollution Control Revenue Refunding (PacifiCorp Project), Series A, 0.090%, VRD	7,000,000	7,000,000
Total municipal bonds and notes (cost—$3,841,475,926)		3,841,475,926
Tax-exempt commercial paper—11.27%
California—0.60%
California State Health Facilities Financing (Stanford Hospital), Series B-2, 0.170%, due 02/06/12	6,000,000	6,000,000
Los Angeles Department of Water and Power, 0.150%, due 03/08/12	10,000,000	10,000,000
Santa Clara County Teeter Plan, 0.210%, due 02/06/12	10,000,000	10,000,000
		26,000,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2011 (unaudited)

	Face amount	Value
Tax-exempt commercial paper—(continued)
Connecticut—0.23%
Yale University, 0.150%, due 04/05/12	$10,000,000	$10,000,000
Georgia—0.44%
Atlanta Airport, 0.170%, due 02/07/12	5,000,000	5,000,000
Emory University, 0.120%, due 01/30/12	9,965,000	9,965,000
0.120%, due 02/08/12	4,215,000	4,215,000
		19,180,000
Illinois—0.44%
Illinois Educational Facilities Authority Revenue, 0.180%, due 03/07/12	19,168,000	19,168,000
Kentucky—1.15%
Pendleton County Multi-County Lease Revenue (Associated Counties Leasing Program), 0.500%, due 01/10/12	50,000,000	50,000,000
Maryland—1.99%
Johns Hopkins University, 0.140%, due 02/08/12	20,000,000	20,000,000
0.140%, due 03/01/12	8,000,000	8,000,000
0.140%, due 03/06/12	20,714,000	20,714,000
0.140%, due 03/07/12	16,929,000	16,929,000
0.120%, due 03/15/12	15,000,000	15,000,000
Montgomery County, 0.170%, due 03/14/12	5,600,000	5,600,000
		86,243,000
Massachusetts—0.19%
Harvard University, 0.140%, due 03/05/12	8,000,000	8,000,000
Minnesota—0.16%
Mayo Clinic, 0.170%, due 03/06/12	7,000,000	7,000,000
New Jersey—0.41%
New Jersey Economic Development Authority (Columbia University Project), 0.120%, due 02/07/12	7,890,000	7,890,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2011 (unaudited)

	Face amount	Value
Tax-exempt commercial paper—(continued)
New Jersey—(concluded)
Keystone Energy Service Co. 1.650%, due 01/03/12	$10,000,000	$10,000,000
		17,890,000
New York—0.87%
Metropolitan Transportation Authority, 0.180%, due 01/12/12	12,500,000	12,500,000
0.150%, due 03/06/12	10,000,000	10,000,000
New York State Power Authority, 0.160%, due 03/06/12	15,000,000	15,000,000
		37,500,000
Ohio—0.23%
Cleveland Clinic, 0.380%, due 02/02/12	10,000,000	10,000,000
Tennessee—0.81%
Vanderbilt University, 0.240%, due 04/17/12	10,000,000	10,000,000
0.150%, due 06/01/12	10,000,000	9,997,915
0.170%, due 06/01/12	15,000,000	15,000,000
		34,997,915
Texas—2.69%
Harris County, 0.160%, due 04/05/12	13,945,000	13,945,000
0.180%, due 04/05/12	750,000	750,000
Methodist Hospital, 0.280%, due 05/03/12	8,000,000	8,000,000
0.280%, due 08/06/12	27,000,000	27,000,000
State of Texas 0.210%, due 03/08/12	13,000,000	13,000,000
University of Texas, 0.140%, due 02/08/12	15,000,000	15,000,000
0.140%, due 03/07/12	21,749,000	21,749,000
0.150%, due 04/05/12	17,150,000	17,150,000
		116,594,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2011 (unaudited)

	Face amount	Value
Tax-exempt commercial paper—(concluded)
Virginia—0.23%
University of Virginia, 0.150%, due 04/04/12	$10,000,000	$10,000,000
Washington—0.19%
University of Washington, 0.160%, due 06/06/12	8,000,000	8,000,000
Wisconsin—0.19%
City of Milwaukee, 0.170%, due 01/10/12	5,000,000	5,000,000
0.150%, due 05/02/12	3,000,000	3,000,000
		8,000,000
Wyoming—0.45%
PacifiCorp, 0.140%, due 01/12/12	19,500,000	19,500,000
Total tax-exempt commercial paper (cost—$488,072,915)		488,072,915
Total investments (cost—$4,329,548,841 which approximates cost for federal income tax purposes)—99.96%		4,329,548,841
Other assets in excess of liabilities—0.04%		1,539,243
Net assets (applicable to 4,331,767,948 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$4,331,088,084

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 82.

1  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.58% of net assets as of December 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2  The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

3  Security subject to Alternative Minimum Tax.

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2011 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund's investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$3,841,475,926	$—	$3,841,475,926
Tax-exempt commercial paper	—	488,072,915	—	488,072,915
Total	$—	$4,329,548,841	$—	$4,329,548,841

See accompanying notes to financial statements

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2011
(unaudited)

	Face amount	Value
Municipal bonds and notes—89.21%
California Educational Facilities Authority Revenue (California Institute of Technology), Series B, 0.030%, VRD	$6,450,000	$6,450,000
California Educational Facilities Authority Revenue Refunding (Stanford University), Series L-5, 0.050%, VRD	7,000,000	7,000,000
Series L-6, 0.050%, VRD	5,100,000	5,100,000
California Educational Facilities Authority Revenue (University of Southern California), Series A (Barclays Capital Municipal Trust Receipts Series 11B), 0.080%, VRD[1,2]	5,200,000	5,200,000
California Educational Facilities Authority Revenue (Wells Fargo Stage Trust Floater Certificates), Series 42C, 0.100%, VRD[1,2]	10,070,000	10,070,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series A, 0.040%, VRD	2,000,000	2,000,000
California Health Facilities Financing Authority Revenue Refunding (Lucille Salter), Series B, 0.020%, VRD	14,590,000	14,590,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-1, 0.020%, VRD	17,000,000	17,000,000
0.060%, VRD	16,600,000	16,600,000
California Health Facilities Financing Authority Revenue (Scripps Health), Series C, 0.020%, VRD	3,500,000	3,500,000
Series F, 0.050%, VRD	5,035,000	5,035,000
California Health Facilities Financing Authority Revenue (St. Joseph Health Systems), Series B, 0.050%, VRD	10,100,000	10,100,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2011
(unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
California Health Facilities Financing Authority Revenue (St. Joseph Health Systems) (concluded), Series C, 0.050%, VRD	$16,465,000	$16,465,000
California Housing Finance Agency Revenue (Home Mortgage), Series H, 0.100%, VRD[3]	10,900,000	10,900,000
California Infrastructure & Economic Development Bank Revenue (California Academy), Series E, 0.040%, VRD	7,050,000	7,050,000
California Infrastructure & Economic Development Bank Revenue (Jewish Community Center), Series A, 0.110%, VRD	26,465,000	26,465,000
California Infrastructure & Economic Development Bank Revenue (JSerra Catholic High School Project), Series B, 0.090%, VRD	15,065,000	15,065,000
California Infrastructure & Economic Development Bank Revenue (Rand Corp), Series B, 0.090%, VRD	10,585,000	10,585,000
California Infrastructure & Economic Development Bank Revenue Refunding (Los Angeles County Museum of Natural History Foundation), Series B, 0.040%, VRD	18,565,000	18,565,000
California Infrastructure & Economic Development Bank Revenue (Santa Barbara Performing Arts), 0.130%, VRD	3,585,000	3,585,000
California Municipal Finance Authority Revenue (Chevron USA—Recovery Zone Bonds), Series B, 0.020%, VRD	21,950,000	21,950,000
Series C, 0.020%, VRD	10,000,000	10,000,000
California Municipal Finance Authority Revenue (Westmont College), Series A, 0.070%, VRD	5,000,000	5,000,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2011
(unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
California Pollution Control Financing Authority Pollution Control Revenue Refunding (Exxon Project), 0.010%, VRD	$5,800,000	$5,800,000
California Pollution Control Financing Authority Pollution Control Revenue Refunding (ExxonMobil Project), 0.010%, VRD	16,300,000	16,300,000
California State Economic Recovery, Series C-1, 0.040%, VRD	3,400,000	3,400,000
Series C-4, 0.040%, VRD	12,445,000	12,445,000
California State Enterprise Development Authority Revenue (Robert Louis Stevenson School), 0.070%, VRD	7,650,000	7,650,000
California State, Series A, Subseries A1-1 0.080%, VRD	26,200,000	26,200,000
Subseries A2-2 0.060%, VRD	10,000,000	10,000,000
California Statewide Communities Development Authority Multi-Family Housing Revenue (Ridgeway Apartments), Series K (FHLMC Insured), 0.090%, VRD	7,035,000	7,035,000
California Statewide Communities Development Authority Revenue (Health Facilities Community Hospital of Monterey Peninsula), Series B, 0.080%, VRD	7,000,000	7,000,000
California Statewide Communities Development Authority Revenue (John Muir Health), Series C, 0.050%, VRD	900,000	900,000
California Statewide Communities Development Authority Revenue (Sweep Loan Program), Series A, 0.080%, VRD	5,540,000	5,540,000
California Statewide Communities Development Authority Revenue (University of San Diego), 0.070%, VRD	17,000,000	17,000,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2011
(unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
California Statewide Communities Development Authority (Robert Louis Stevenson), 0.070%, VRD	$6,000,000	$6,000,000
Bay Area Toll Authority Toll Bridge Revenue (Bay Area), Series A, 0.010%, VRD	34,500,000	34,500,000
Bay Area Toll Authority Toll Bridge Revenue (Citigroup Eagle Class A Certificates 20080056), 0.100%, VRD[1,2]	4,730,000	4,730,000
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series D-1, 0.040%, VRD	5,200,000	5,200,000
Series F (Bank of America Austin Certificates, Series 2008-1058), 0.200%, VRD[1,2]	6,750,000	6,750,000
Cerritos Community College District Bond Anticipation Notes, 2.000%, due 04/30/12	5,000,000	5,023,290
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series V-1, 0.020%, VRD	4,000,000	4,000,000
Series V-2, 0.020%, VRD	300,000	300,000
Series Y-2, 0.020%, VRD	3,600,000	3,600,000
Contra Costa County Multi-Family Housing Revenue Refunding (Delta Square Apartments Project) Series H (FNMA Insured), 0.090%, VRD	10,655,000	10,655,000
East Bay Municipal Utility District Water Systems Revenue (Citigroup Eagle Class A Certificates 20070069) (AGM-CR FGIC Insured), 0.100%, VRD[1,2]	15,000,000	15,000,000
East Bay Municipal Utility District Water Systems Revenue Refunding, Subseries A-2 (Mandatory Put 03/01/12 @ 100), 0.130%, VRD	3,935,000	3,935,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2011
(unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Elsinore Valley Municipal Water District Certificates of Participation Refunding, Series B, 0.080%, VRD	$17,760,000	$17,760,000
Fremont Certificates of Participation (Capital Improvement Financing Project), 0.070%, VRD	6,830,000	6,830,000
Houston Higher Education Finance Corp. (Rice University Project), Series B, 0.020%, VRD	3,755,000	3,755,000
Irvine Improvement Bond Act 1915 (Assessment District 97-16), 0.060%, VRD	3,345,000	3,345,000
Irvine Improvement Bond Act 1915 (Reassessment District No. 85-7), Series A, 0.090%, VRD	5,880,000	5,880,000
Livermore Redevelopment Agency Multi-Family Revenue Refunding (Housing Livermore), Series A (FNMA Insured), 0.070%, VRD	10,000,000	10,000,000
Los Angeles County Tax & Revenue Anticipation Notes, Series A, 2.500%, due 02/29/12	7,000,000	7,024,440
Los Angeles Department of Water & Power Waterworks Revenue, Subseries B-2, 0.020%, VRD	26,200,000	26,200,000
Los Angeles Wastewater Systems Revenue Refunding, Series A (Barclays Capital Municipal Trust Receipts Series 2W), 0.090%, VRD[1,2]	3,750,000	3,750,000
Manteca Redevelopment Agency Tax Allocation Refunding (Sub-Amended Merged Project), 0.070%, VRD	3,380,000	3,380,000
Martinez Multi-Family Housing Revenue Refunding (Muirwood Garden Apartments), Series A (FNMA Insured), 0.060%, VRD	6,800,000	6,800,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2011
(unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Metropolitan Water District Southern California Refunding, Series A-1, 0.060%, VRD	$14,050,000	$14,050,000
Metropolitan Water District Southern California Refunding (Special), Series A, 0.030%, VRD	13,040,000	13,040,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup Eagle Class A Certificates 20070071), 0.100%, VRD[1,2]	15,000,000	15,000,000
Metropolitan Water District Southern California Waterworks Revenue Refunding, Series A-2, 0.060%, VRD	7,700,000	7,700,000
0.070%, VRD	5,000,000	5,000,000
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.060%, VRD	9,950,000	9,950,000
Orange County Apartment Development Revenue Refunding (Villas La Paz), Series F (FNMA Insured), 0.080%, VRD	12,230,000	12,230,000
Orange County Apartment Development Revenue Refunding (WLCO LF Issue G), Series 3 (FNMA Insured), 0.090%, VRD	1,200,000	1,200,000
Orange County Sanitation District Certificates of Participation (JP Morgan PUTTERs, Series 2529Z), (AGM Insured), 0.100%, VRD[1,2]	1,075,000	1,075,000
Orange County Tax & Revenue Anticipation Notes, 2.000%, due 06/29/12	7,000,000	7,059,366
Orange County Water District Revenue Certificates of Participation, Series A, 0.080%, VRD	16,815,000	16,815,000
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue, Series A, 0.070%, VRD	3,200,000	3,200,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2011
(unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
San Bernardino County Multi-Family Revenue Refunding (Housing Evergreen Apartments), Series A (FNMA Insured), 0.060%, VRD	$16,600,000	$16,600,000
San Bernardino County Multi-Family Revenue Refunding (Housing Mortgage—Mountain View), Series A (FNMA Insured), 0.070%, VRD	3,650,000	3,650,000
San Bernardino County Tax & Revenue Anticipation Notes, 2.000%, due 06/29/12	7,000,000	7,059,019
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series B, 0.090%, VRD	2,020,000	2,020,000
San Diego County & School Districts Notes of Participation Tax & Revenue Anticipation Notes, Series A, 2.000%, due 06/29/12	6,000,000	6,051,181
San Francisco City & County Unified School District Tax & Revenue Anticipation Notes, 2.000%, due 06/29/12	7,000,000	7,058,673
San Jose Financing Authority Lease Revenue Refunding (Civic Center Garage), Series B-1, 0.080%, VRD	2,280,000	2,280,000
Santa Barbara County Tax & Revenue Anticipation Notes, 2.000%, due 06/29/12	7,000,000	7,059,365
Santa Clara County Financing Authority Lease Revenue (Housing Authority Office Project), Series A, 0.090%, VRD	400,000	400,000
Santa Clara County Financing Authority Revenue (El Camino Hospital), Series A, 0.070%, VRD	3,800,000	3,800,000
Santa Clara Valley Transportation Authority Sales Tax Revenue (Citigroup ROCS, Series RR-II-R-11227) (AMBAC Insured), 0.100%, VRD[1,2]	11,695,000	11,695,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2011
(unaudited)

	Face amount	Value
Municipal bonds and notes—(concluded)
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series B, 0.010%, VRD	$20,105,000	$20,105,000
Series C, 0.060%, VRD	8,800,000	8,800,000
Sequoia Union High School District (JP Morgan PUTTERs, Series 2478Z) (AGM Insured), 0.100%, VRD[1,2]	1,500,000	1,500,000
Sequoia Union High School District (Morgan Stanley Floater Certificates), Series 2160 (AGM Insured), 0.180%, VRD[1,2]	4,110,000	4,110,000
Sonoma-Marin Area Transportation District, Measure Q Sales Tax Revenue Bonds, Series A, 1.000%, due 03/01/29	10,000,000	10,021,899
South Placer Wastewater Authority Wastewater Revenue Refunding, Series A, 0.030%, VRD	7,600,000	7,600,000
State Center Community College District (JP Morgan PUTTERs, Series 1972) (AGM Insured), 0.100%, VRD[1,2]	3,690,000	3,690,000
Torrance Revenue (Torrance Memorial Medical Center), Series B, 0.080%, VRD	15,900,000	15,900,000
Ventura County Tax & Revenue Anticipation Notes, 2.250%, due 06/29/12	13,000,000	13,125,872
Whittier Health Facilities Revenue (Presbyterian Intercommunity), Series A, 0.050%, VRD	1,125,000	1,125,000
Series B, 0.050%, VRD	1,100,000	1,100,000
Total municipal bonds and notes (cost—$823,033,105)		823,033,105

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2011
(unaudited)

	Face amount	Value
Tax-exempt commercial paper—10.72%
California State Health Facilities Financing (Stanford Hospital), Series B-2, 0.170%, due 02/06/12	$6,000,000	$6,000,000
0.230%, due 06/07/12	8,000,000	8,000,000
Los Angeles County Capital Asset Lease, 0.150%, due 03/01/12	12,000,000	12,000,000
Los Angeles County Metropolitan Transportation, 0.090%, due 01/12/12	4,224,000	4,224,000
0.100%, due 01/12/12	2,500,000	2,500,000
Los Angeles Department of Water, 0.150%, due 03/08/12	10,000,000	10,000,000
0.170%, due 04/05/12	5,000,000	5,000,000
Los Angeles Harbor Department, 0.250%, due 02/13/12	10,000,000	10,000,000
Orange County Teeter Plan, 0.150%, due 03/07/12	10,000,000	10,000,000
Riverside County Teeter Plan, 0.160%, due 02/07/12	18,207,000	18,207,000
Santa Clara County Teeter Plan, 0.210%, due 02/06/12	13,000,000	13,000,000
Total tax-exempt commercial paper (cost—$98,931,000)		98,931,000
Total investments (cost—$921,964,105 which approximates cost for federal income tax purposes)—99.93%		921,964,105
Other assets in excess of liabilities—0.07%		642,952
Net assets (applicable to 923,020,189 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$922,607,057

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 82.

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2011
(unaudited)

1  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 8.95% of net assets as of December 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2  The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

3  Security subject to Alternative Minimum Tax.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund's investments.

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$823,033,105	$—	$823,033,105
Tax-exempt commercial paper	—	98,931,000	—	98,931,000
Total	$—	$921,964,105	$—	$921,964,105

See accompanying notes to financial statements

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2011
(unaudited)

	Face amount	Value
Municipal bonds and notes—90.81%
New York State Dormitory Authority Revenue Non-State Supported Debt (Blythedale Childrens Hospital), 0.110%, VRD	$8,500,000	$8,500,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Catholic Health System), 0.110%, VRD	2,410,000	2,410,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Northern Westchester Association), 0.080%, VRD	2,890,000	2,890,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.080%, VRD	17,700,000	17,700,000
0.090%, VRD	1,150,000	1,150,000
Series A-2, 0.090%, VRD	2,000,000	2,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (St. John's University), Series B-1, 0.100%, VRD	5,800,000	5,800,000
New York State Dormitory Authority Revenue (Columbia University), Series B, 0.020%, VRD	3,100,000	3,100,000
New York State Dormitory Authority Revenue (Rockefeller University), Series A, 0.080%, VRD	6,900,000	6,900,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 0.080%, VRD	10,000,000	10,000,000
New York State Dormitory Authority Revenue State Supported Debt (Cornell University), Series A, 0.080%, VRD	6,670,000	6,670,000
Series B, 0.080%, VRD	4,810,000	4,810,000
New York State Dormitory Authority Revenue State Supported Debt (New York Public Library), Series A, 0.070%, VRD	21,410,000	21,410,000
Series B, 0.070%, VRD	5,310,000	5,310,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2011
(unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 0.050%, VRD	$12,890,000	$12,890,000
New York State Dormitory Authority Revenue (Wagner College), 0.070%, VRD	3,090,000	3,090,000
New York State Dormitory Authority State Personal Income Tax Revenue, Series F (JP Morgan PUTTERs, Series 3239), 0.100%, VRD[1,2]	3,600,000	3,600,000
New York State Environmental Facilities Corp. State Personal Income Tax Revenue (JP Morgan PUTTERs, Series 2666), 0.100%, VRD[1,2]	3,185,000	3,185,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing), Series A (FNMA Insured), 0.090%, VRD	19,500,000	19,500,000
New York State Housing Finance Agency Revenue (316 11th Avenue Housing), Series A (FNMA Insured), 0.090%, VRD	17,075,000	17,075,000
New York State Housing Finance Agency Revenue (Baisley Park Gardens), Series A, 0.100%, VRD	4,665,000	4,665,000
New York State Housing Finance Agency Revenue (Normandie Court I Project), 0.140%, VRD	32,260,000	32,260,000
New York State Housing Finance Agency Revenue (North End), Series A (FNMA Insured), 0.090%, VRD	9,600,000	9,600,000
New York State Housing Finance Agency Revenue (West 37th Street Housing), Series A, 0.090%, VRD	4,200,000	4,200,000
Series B, 0.090%, VRD	15,700,000	15,700,000
New York State Thruway Authority General Revenue Bond Anticipation Notes, Series A, 2.000%, due 07/12/12	7,000,000	7,060,665

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2011
(unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
New York State Urban Development Corp. Revenue State Personal Income Tax, Series B, (Barclays Capital Municipal Trust Receipts, Series 6W), 0.090%, VRD[1,2]	$6,835,000	$6,835,000
Albany Industrial Development Agency Civic Facility Revenue (College of Saint Rose), Series A 0.150%, VRD	5,980,000	5,980,000
Amherst Development Corp. Student Housing Facility Revenue (UBF Faculty-Student Housing Corp.), Series B, 0.070%, VRD	6,000,000	6,000,000
Buffalo Municipal Water Finance Authority Water Systems Revenue Refunding, 0.080%, VRD	8,340,000	8,340,000
Chemung County Industrial Development Agency Civic Facilities Revenue (Elmira College Project), Series A, 0.080%, VRD	4,890,000	4,890,000
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series Y-3, 0.020%, VRD	300,000	300,000
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 0.070%, VRD	8,970,000	8,970,000
0.090%, VRD	5,830,000	5,830,000
Dutchess County Industrial Development Agency Civic Facilities Revenue (Trinity-Pawling School Corp.), 0.090%, VRD	2,100,000	2,100,000
Erie County Industrial Development Agency Civic Facilities Revenue (Our Lady of Victory Corp.), Series A, 0.110%, VRD	9,540,000	9,540,000
Harris County Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-2, 0.040%, VRD	1,050,000	1,050,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-1, 0.040%, VRD	200,000	200,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2011
(unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project), Series B, 0.020%, VRD	$800,000	$800,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 0.070%, VRD	4,000,000	4,000,000
Kansas State Department of Transportation Highway Revenue Refunding, Series B-2, 0.020%, VRD	3,000,000	3,000,000
Livingston County Industrial Development Agency Civic Facilities Revenue Refunding (Red Jacket/Nicholas), Series A, 0.110%, VRD	1,858,000	1,858,000
Long Island Power Authority Electric Systems Revenue, Subseries 1-B, 0.050%, VRD	5,300,000	5,300,000
Subseries 3-A, 0.280%, VRD	20,600,000	20,600,000
Longwood Central School District Suffolk County 1.500%, due 06/27/12	5,000,000	5,027,903
Lower Neches Valley Texas Authority Industrial Development Corp., (ExxonMobil), 0.010%, VRD	7,175,000	7,175,000
Massachusetts Health & Educational Facilities Authority Revenue (Williams College), Series J, 0.040%, VRD	2,000,000	2,000,000
Metropolitan Transportation Authority Dedicated Tax Fund Refunding, Subseries B-1, 0.070%, VRD	5,915,000	5,915,000
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project), Series B, 0.020%, VRD	1,000,000	1,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series C, 0.020%, VRD	1,400,000	1,400,000
Series G, 0.030%, VRD	3,800,000	3,800,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2011
(unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Mobile County Industrial Development Authority Pollution Control Revenue Refunding (ExxonMobil Project), 0.030%, VRD	$1,100,000	$1,100,000
Monroe County Industrial Development Agency Civic Facility Revenue (Rochester Presbyterian Project), 0.110%, VRD	7,130,000	7,130,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C, 0.060%, VRD	1,500,000	1,500,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (201 Pearl Street Development), Series A (FNMA Insured), 0.090%, VRD	5,000,000	5,000,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (Elliott Chelsea Development), Series A, 0.100%, VRD	420,000	420,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (Marseilles Apartments), Series A, 0.090%, VRD	2,055,000	2,055,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (The Crest), Series A, 0.380%, VRD	36,255,000	36,255,000
New York City Housing Development Corp. Multi-Family Rental Housing (Queenswood Apartments), Series A (FHLMC Insured), 0.060%, VRD	4,600,000	4,600,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold Street), Series A (FNMA Insured), 0.090%, VRD	11,100,000	11,100,000
New York City Industrial Development Agency Civic Facility Revenue (Abraham Joshua Heschel Project), 0.080%, VRD	5,895,000	5,895,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2011
(unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
New York City Industrial Development Agency Civic Facility Revenue (Jamaica First Parking LLC Project), 0.100%, VRD	$3,955,000	$3,955,000
New York City Industrial Development Agency Civic Facility Revenue (New York Psychotherapy), 0.080%, VRD	2,770,000	2,770,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-5, 0.020%, VRD	12,600,000	12,600,000
New York City Municipal Water Finance Authority Water & Sewer Revenue (JP Morgan PUTTERs, Series 2559), 0.100%, VRD[1,2]	1,775,000	1,775,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series C (JP Morgan PUTTERs, Series 3236), 0.100%, VRD[1,2]	7,010,000	7,010,000
Series D (JP Morgan PUTTERs, Series 3240), 0.100%, VRD[1,2]	1,600,000	1,600,000
New York City, Subseries H-2, 0.060%, VRD	150,000	150,000
Subseries L-4, 0.020%, VRD	13,450,000	13,450,000
Subseries L-6, 0.020%, VRD	30,040,000	30,040,000
New York City Transitional Finance Authority (New York City Recovery), Series 3, Subseries 3-B 0.020%, VRD	18,450,000	18,450,000
Subseries 3-F 0.050%, VRD	20,395,000	20,395,000
New York City Transitional Finance Authority Revenue (Future Tax Secured), Series A-2, 0.060%, VRD	2,200,000	2,200,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2011
(unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
New York City Trust for Cultural Resources Revenue (Lincoln Center of Arts), Series B-1, 0.070%, VRD	$5,300,000	$5,300,000
New York City Trust for Cultural Resources Revenue (Metropolitan Museum of Art), Series A1, 0.080%, VRD	8,200,000	8,200,000
New York City Trust for Cultural Resources Revenue Refunding (American Museum of Natural History), Series A1, 0.080%, VRD	7,535,000	7,535,000
Series A2, 0.110%, VRD	7,340,000	7,340,000
New York City Trust for Cultural Resources Revenue Refunding (Lincoln Center), Series A-1, 0.080%, VRD	1,400,000	1,400,000
Series A-2, 0.110%, VRD	5,295,000	5,295,000
North Hempstead Township Bond Anticipation Notes, 2.000%, due 06/08/12	7,000,000	7,053,058
Onondaga County Industrial Development Agency Civic Facilities Revenue (Syracuse Home Association Project), 0.110%, VRD	6,170,000	6,170,000
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue, Series A, 0.070%, VRD	9,800,000	9,800,000
Puerto Rico Commonwealth Refunding (Public Improvement), Series C-S-2, (AGM Insured), 0.050%, VRD	6,000,000	6,000,000
Riverhead Central School District, 1.500%, due 06/28/12	6,000,000	6,035,787
Riverhead Industrial Development Agency Civic Facilities Revenue (Central Suffolk Hospital Project), 0.110%, VRD	3,775,000	3,775,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2011
(unaudited)

	Face amount	Value
Municipal bonds and notes—(concluded)
Riverhead Industrial Development Agency Civic Facilities Revenue Refunding (Central Suffolk Hospital), Series C, 0.110%, VRD	$5,855,000	$5,855,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University Project), Series A-2, 0.040%, VRD	10,600,000	10,600,000
Tarrytowns Union Free School District Bond Anticipation Notes (School Building Improvements), 1.500%, due 08/10/12	7,245,000	7,295,323
Tompkins County Industrial Development Agency Revenue (Care Community Kendal Ithaca), Series B, 0.140%, VRD	3,650,000	3,650,000
Town of Brookhaven, 1.000%, due 09/28/12	6,000,000	6,026,523
Triborough Bridge & Tunnel Authority Revenue, Series B, 0.060%, VRD	1,435,000	1,435,000
Triborough Bridge & Tunnel Authority Revenues Refunding, Subseries B-2, 0.240%, VRD	10,190,000	10,190,000
University of Michigan Refunding (Hospital), Series A-2, 0.040%, VRD	1,950,000	1,950,000
Westchester County Industrial Development Agency Civic Facilities Revenue (Mercy College Project), Series B, 0.070%, VRD	7,140,000	7,140,000
Total municipal bonds and notes (cost—$670,882,259)		670,882,259
Tax-exempt commercial paper—9.16%
Metropolitan Transportation Authority, 0.100%, due 01/12/12	16,000,000	16,000,000
0.180%, due 01/12/12	5,000,000	5,000,000
0.150%, due 03/06/12	12,000,000	12,000,000
New York State Dormitory Authority (Columbia University), 0.140%, due 04/05/12	14,300,000	14,300,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2011
(unaudited)

	Face amount	Value
Tax-exempt commercial paper—(concluded)
New York State Power Authority, 0.160%, due 03/06/12	$5,446,000	$5,446,000
0.160%, due 03/14/12	14,897,000	14,897,000
Total tax-exempt commercial paper (cost—$67,643,000)		67,643,000
Total investments (cost—$738,525,259 which approximates cost for federal income tax purposes)—99.97%		738,525,259
Other assets in excess of liabilities—0.03%		202,433
Net assets (applicable to 738,849,866 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$738,727,692

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 82.

1  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.25% of net assets as of December 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2  The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2011
(unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund's investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$670,882,259	$—	$670,882,259
Tax-exempt commercial paper	—	67,643,000	—	67,643,000
Total	$—	$738,525,259	$—	$738,525,259

Portfolio acronyms:

AGM  Assured Guaranty Municipal Corporation

AMBAC  American Municipal Bond Assurance Corporation

CCAO  County Commissioners Association of Ohio

CR  Custodial Receipts

FGIC  Financial Guaranty Insurance Company

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GTD  Guaranteed

NATL-RE  National Reinsurance

PSF  Permanent School Fund

PUTTERs  Puttable Tax-Exempt Receipts

ROCS  Reset Option Certificates

VRD  Variable rate demand notes are payable on demand (after any applicable notice period). The interest rates shown are the current rates as of December 31, 2011 and reset periodically.

See accompanying notes to financial statements

UBS RMA

Understanding your fund's expenses (unaudited)

As a shareholder of the Funds*, you incur ongoing costs, including management fees, service fees (12b-1 or non-12b-1 fees) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2011 to December 31, 2011.

Actual expenses

The first line in the following table for each Fund provides information about its actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each respective Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following table for each Fund provides information about hypothetical account values and hypothetical expenses based on that Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not that Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

*  Collectively refers to UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio, UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund.

UBS RMA

Understanding your fund's expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The examples do not reflect Resource Management Account® (RMA®) Program, Business Services Account BSA® Program or other similar program fees as these are external to the Funds and relate to those programs.

UBS RMA

Understanding your fund's expenses (unaudited) (continued)

UBS RMA Money Market Portfolio

	Beginning account value July 1, 2011	Ending account value[1] December 31, 2011	Expenses paid during period[2] 07/01/11 - 12/31/11	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.80	0.16%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.33	0.81	0.16%

UBS RMA U.S. Government Portfolio

	Beginning account value July 1, 2011	Ending account value[1] December 31, 2011	Expenses paid during period[2] 07/01/11 - 12/31/11	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.45	0.09%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.68	0.46	0.09%

1  "Actual—Ending account value" may not be reflective of a shareholder's actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor's account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

2  Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

UBS RMA

Understanding your fund's expenses (unaudited) (concluded)

UBS RMA Tax-Free Fund Inc.

	Beginning account value July 1, 2011	Ending account value[1] December 31, 2011	Expenses paid during period[2] 07/01/11 - 12/31/11	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.65	0.13%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.48	0.66	0.13%

UBS RMA California Municipal Money Fund

	Beginning account value July 1, 2011	Ending account value[1] December 31, 2011	Expenses paid during period[2] 07/01/11 - 12/31/11	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.55	0.11%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.58	0.56	0.11%

UBS RMA New York Municipal Money Fund

	Beginning account value July 1, 2011	Ending account value[1] December 31, 2011	Expenses paid during period[2] 07/01/11 - 12/31/11	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.65	0.13%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.48	0.66	0.13%

1  "Actual—Ending account value" may not be reflective of a shareholder's actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor's account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

2  Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

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UBS RMA

Statement of operations

	For the six months ended December 31, 2011 (unaudited)		For the six months ended December 31, 2011 (unaudited)
	Money Market Portfolio	U.S. Government Portfolio	Tax-Free Fund	California Municipal Money Fund	New York Municipal Money Fund
Investment income:
Interest	$13,695,588	$2,159,788	$2,947,407	$567,552	$523,871
Securities lending income (includes $67; $0; $0; $0; $0, respectively earned from an affiliated entity)	476	—	—	—	—
	13,696,064	2,159,788	2,947,407	567,552	523,871
Expenses:
Investment advisory and administration fees	26,731,433	7,504,818	7,881,954	1,950,523	1,641,784
Service fees	12,021,752	3,265,376	3,180,322	714,670	577,289
Transfer agency and related services fees	3,247,510	229,745	661,729	115,027	103,425
Custody and accounting fees	1,074,865	291,939	284,372	63,902	51,622
Reports and notices to shareholders	167,379	14,040	42,800	8,208	8,049
Insurance fees	162,732	42,413	48,817	10,303	9,817
State registration fees	80,415	22,588	35,837	14,299	12,017
Directors'/Trustees' fees	70,610	22,544	24,638	10,841	10,274
Professional fees	61,386	57,781	60,487	54,202	54,001
Interest expense	—	—	6,128	3,937	—
Other expenses	57,511	25,083	47,375	21,196	20,535
	43,675,593	11,476,327	12,274,459	2,967,108	2,488,813
Fee waivers and/or expense reimbursements by investment advisor/administrator/distributor	(30,784,044)	(9,535,072)	(9,539,903)	(2,447,400)	(2,003,578)
Net expenses	12,891,549	1,941,255	2,734,556	519,708	485,235
Net investment income	804,515	218,533	212,851	47,844	38,636
Net realized gain	661	30,931	55,375	—	2,585
Net increase in net assets resulting from operations	$805,176	$249,464	$268,226	$47,844	$41,221

See accompanying notes to financial statements

See accompanying notes to financial statements

UBS RMA

Statement of changes in net assets

	For the six months ended December 31, 2011 (unaudited)	For the year ended June 30, 2011
UBS RMA Money Market Portfolio
From operations:
Net investment income	$804,515	$1,479,899
Net realized gain	661	32,206
Net increase in net assets resulting from operations	805,176	1,512,105
Dividends and distributions to shareholders from:
Net investment income	(804,515)	(1,479,899)
Net realized gains	—	(510,365)
Total dividends and distributions to shareholders	(804,515)	(1,990,264)
Net increase in net assets from capital share transactions	952,556,030	987,603,236
Net increase in net assets	952,556,691	987,125,077
Net assets:
Beginning of period	15,378,665,786	14,391,540,709
End of period	$16,331,222,477	$15,378,665,786
Accumulated undistributed net investment income	$—	$—
UBS RMA U.S. Government Portfolio
From operations:
Net investment income	$218,533	$358,356
Net realized gain	30,931	14,172
Net increase in net assets resulting from operations	249,464	372,528
Dividends and distributions to shareholders from:
Net investment income	(218,533)	(358,356)
Net realized gains	(15,522)	(16,235)
Total dividends and distributions to shareholders	(234,055)	(374,591)
Net increase in net assets from capital share transactions	947,876,380	17,599,414
Net increase in net assets	947,891,789	17,597,351
Net assets:
Beginning of period	3,643,896,178	3,626,298,827
End of period	$4,591,787,967	$3,643,896,178
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS RMA

Statement of changes in net assets

	For the six months ended December 31, 2011 (unaudited)	For the year ended June 30, 2011
UBS RMA Tax-Free Fund
From operations:
Net investment income	$212,851	$437,906
Net realized gain	55,375	10,478
Net increase in net assets resulting from operations	268,226	448,384
Dividends and distributions to shareholders from:
Net investment income	(212,851)	(437,906)
Net realized gains	(10,478)	(19,989)
Total dividends and distributions to shareholders	(223,329)	(457,895)
Net increase (decrease) in net assets from capital share transactions	222,829,561	(325,036,533)
Net increase (decrease) in net assets	222,874,458	(325,046,044)
Net assets:
Beginning of period	4,108,213,626	4,433,259,670
End of period	$4,331,088,084	$4,108,213,626
Accumulated undistributed net investment income	$—	$—
UBS RMA California Municipal Money Fund
From operations:
Net investment income/net increase in net assets resulting from operations	$47,844	$92,979
Dividends to shareholders from:
Net investment income	(47,844)	(92,979)
Net increase (decrease) in net assets from beneficial interest transactions	40,052,492	(120,352,674)
Net increase (decrease) in net assets	40,052,492	(120,352,674)
Net assets:
Beginning of period	882,554,565	1,002,907,239
End of period	$922,607,057	$882,554,565
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS RMA

Statement of changes in net assets

	For the six months ended December 31, 2011 (unaudited)	For the year ended June 30, 2011
UBS RMA New York Municipal Money Fund
From operations:
Net investment income	$38,636	$81,973
Net realized gain	2,585	1,996
Net increase in net assets resulting from operations	41,221	83,969
Dividends and distributions to shareholders from:
Net investment income	(38,636)	(81,973)
Net realized gains	(4,584)	(7,181)
Total dividends and distributions to shareholders	(43,220)	(89,154)
Net decrease in net assets from beneficial interest transactions	(21,619,731)	(103,915,748)
Net increase (decrease) in net assets	(21,621,730)	(103,920,933)
Net assets:
Beginning of period	760,349,422	864,270,355
End of period	$738,727,692	$760,349,422
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

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UBS RMA Money Market Portfolio

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

	Six months ended December 31, 2011	Years ended June 30,
	(unaudited)	2011[1]	2010	2009	2008	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000[2]	0.000[2]	0.000[2]	0.010	0.036	0.048
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.010)	(0.036)	(0.048)
Distributions from net realized gains	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.010)	(0.036)	(0.048)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.01%	0.01%	0.02%	1.06%	3.74%	4.87%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements by investment advisor/administrator/distributor	0.54%[4]	0.64%	0.70%	0.71%	0.69%	0.71%
Expenses after fee waivers and/or expense reimbursements by investment advisor/administrator/distributor	0.16%[4]	0.26%	0.26%	0.58%	0.56%[5]	0.58%
Net investment income	0.01%[4]	0.01%	0.01%	1.02%	3.58%	4.76%
Supplemental data:
Net assets, end of period (000's)	$16,331,222	$15,378,666	$14,391,541	$16,462,503	$16,791,306	$13,138,666

1  The investment advisory and administration functions for the Portfolio were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. ("UBS Global AM") on March 1, 2011. As a result, the Portfolio no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

2  Amount represents less than $0.0005 per share.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

4  Annualized.

5  In addition to the waiver of advisory and administration fees by UBS Financial Services Inc., the Portfolio was reimbursed in the amount of $877,352 for overcharges related to prior fiscal periods for postage related expenses. The reimbursement represents less than 0.005%.

See accompanying notes to financial statements

See accompanying notes to financial statements

UBS RMA U.S. Government Portfolio

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

	Six months ended December 31, 2011	Years ended June 30,
	(unaudited)	2011[1]	2010	2009	2008	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000[2]	0.000[2]	0.000[2]	0.005	0.029	0.046
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.005)	(0.029)	(0.046)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.005)	(0.029)	(0.046)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.01%	0.01%	0.02%	0.52%	2.93%	4.67%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements by investment advisor/administrator/distributor	0.53%[4]	0.54%	0.55%	0.56%	0.58%	0.63%
Expenses after fee waivers and/or expense reimbursements by investment advisor/administrator/distributor	0.09%[4]	0.19%	0.22%	0.53%	0.58%[5]	0.63%
Net investment income	0.01%[4]	0.01%	0.01%	0.37%	2.56%	4.58%
Supplemental data:
Net assets, end of period (000's)	$4,591,788	$3,643,896	$3,626,299	$4,662,384	$2,378,477	$1,027,191

1  The investment advisory and administration functions for the Portfolio were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. ("UBS Global AM") on March 1, 2011. As a result, the Portfolio no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

2  Amount represents less than $0.0005 per share.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

4  Annualized.

5  The Portfolio was reimbursed by UBS Financial Services Inc. in the amount of $29,175 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

See accompanying notes to financial statements

See accompanying notes to financial statements

UBS RMA Tax-Free Fund Inc.

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

	Six months ended December 31, 2011	Years ended June 30,
	(unaudited)	2011[1]	2010	2009	2008	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000[2]	0.000[2]	0.000[2]	0.007	0.023	0.030
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.007)	(0.023)	(0.030)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.007)	(0.023)	(0.030)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.01%	0.01%	0.01%	0.71%	2.35%	3.07%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements by investment advisor/administrator/distributor	0.58%[4]	0.58%	0.59%	0.60%	0.57%	0.59%
Expenses after fee waivers and/or expense reimbursements by investment advisor/administrator/distributor	0.13%[4]	0.24%	0.27%	0.57%	0.57%[5]	0.59%
Net investment income	0.01%[4]	0.01%	0.01%	0.70%	2.21%	3.03%
Supplemental data:
Net assets, end of period (000's)	$4,331,088	$4,108,214	$4,433,260	$5,860,617	$7,442,948	$4,902,889

1  The investment advisory and administration functions for the Fund were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. ("UBS Global AM") on March 1, 2011. As a result, the Fund no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

2  Amount represents less than $0.0005 per share.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

4  Annualized.

5  The Fund was reimbursed by UBS Financial Services Inc. in the amount of $49,815 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

See accompanying notes to financial statements

See accompanying notes to financial statements

UBS RMA California Municipal Money Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended December 31, 2011	Years ended June 30,
	(unaudited)	2011[1]	2010	2009	2008	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000[2]	0.000[2]	0.000[2]	0.006	0.022	0.029
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.006)	(0.022)	(0.029)
Distributions from net realized gains	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.006)	(0.022)	(0.029)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.01%	0.01%	0.02%	0.63%	2.24%	2.93%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements by investment advisor/administrator/distributor	0.62%[4]	0.63%	0.64%	0.62%	0.59%	0.62%
Expenses after fee waivers and/or expense reimbursements by investment advisor/administrator/distributor	0.11%[4]	0.23%	0.23%	0.54%	0.59%[5]	0.62%
Net investment income	0.01%[4]	0.01%	0.01%	0.64%	2.10%	2.89%
Supplemental data:
Net assets, end of period (000's)	$922,607	$882,555	$1,002,907	$1,219,094	$1,762,809	$1,228,688

1  The investment advisory and administration functions for the Fund were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. ("UBS Global AM") on March 1, 2011. As a result, the Fund no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

2  Amount represents less than $0.0005 per share.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

4  Annualized.

5  The Fund was reimbursed by UBS Financial Services Inc. in the amount of $11,143 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

See accompanying notes to financial statements

See accompanying notes to financial statements

UBS RMA New York Municipal Money Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended December 31, 2011	Years ended June 30,
	(unaudited)	2011[1]	2010	2009	2008	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000[2]	0.000[2]	0.000[2]	0.006	0.021	0.029
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.006)	(0.021)	(0.029)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	—	(0.000)[2]	—	—
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.006)	(0.021)	(0.029)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.01%	0.01%	0.01%	0.65%	2.23%	2.95%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements by investment advisor/administrator/distributor	0.65%[4]	0.65%	0.65%	0.63%	0.61%	0.67%
Expenses after fee waivers and/or expense reimbursements by investment advisor/administrator/distributor	0.13%[4]	0.24%	0.24%	0.55%	0.61%[5]	0.67%
Net investment income	0.01%[4]	0.01%	0.01%	0.66%	2.03%	2.92%
Supplemental data:
Net assets, end of period (000's)	$738,728	$760,349	$864,270	$1,090,124	$1,412,899	$832,590

1  The investment advisory and administration functions for the Fund were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. ("UBS Global AM") on March 1, 2011. As a result, the Fund no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

2  Amount represents less than $0.0005 per share.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

4  Annualized.

5  The Fund was reimbursed by UBS Financial Services Inc. in the amount of $9,385 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

See accompanying notes to financial statements

See accompanying notes to financial statements

UBS RMA

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS RMA Money Fund Inc. (the "Corporation") and UBS RMA Tax-Free Fund Inc. ("RMA Tax-Free") were organized under the laws of Maryland on July 2, 1982 and are registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("1940 Act"), as open-end management investment companies. RMA Tax-Free is a diversified mutual fund and the Corporation is a series mutual fund and currently has three portfolios, each of which are diversified series: UBS RMA Money Market Portfolio ("Money Market Portfolio"), UBS RMA U.S. Government Portfolio ("U.S. Government Portfolio") and UBS Retirement Money Fund. The financial statements of UBS Retirement Money Fund are not included herein.

UBS Managed Municipal Trust ("Managed Municipal Trust") was organized under Massachusetts law by a Declaration of Trust dated November 21, 1986, and is registered with the SEC under the 1940 Act as an open-end management investment company. Managed Municipal Trust currently offers two non-diversified series: UBS RMA California Municipal Money Fund ("RMA California") and UBS RMA New York Municipal Money Fund ("RMA New York"), and when referred together with Money Market Portfolio, U.S. Government Portfolio, and RMA Tax-Free (collectively, the "Funds").

Each Trust or Corporation accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

UBS RMA

Notes to financial statements (unaudited)

The Funds attempt to maintain a stable net asset value of $1.00 per share; the Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable them to do so. As with any money market fund, there is no assurance, however, that the Funds will be able to maintain a stable net asset value of $1.00 per share.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Funds' financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Funds is performed in an effort to ensure that amortized cost approximates market value.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Funds' investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Funds' own assumptions in determining the fair value of investments.

UBS RMA

Notes to financial statements (unaudited)

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of each Fund's Statement of net assets.

In January 2010, FASB issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06"). ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which have been implemented for annual and interim periods beginning after December 15, 2010.

In May 2011, FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards ("IFRS")" ("ASU 2011-04"). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between US GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosure about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

UBS RMA

Notes to financial statements (unaudited)

Repurchase agreements

Each Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. Each Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, a Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. ("UBS Global AM"). Money Market Portfolio and U.S. Government Portfolio may engage in repurchase agreements as part of normal investing strategies; the other Funds generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund assessed a fee for uninvested cash held in a business account at a bank.

UBS RMA

Notes to financial statements (unaudited)

Investment transactions and investment income

Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk

The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Additionally, RMA California and RMA New York follow an investment policy of investing primarily in municipal obligations of one state under normal market conditions. Economic changes affecting each state and certain of its public bodies and municipalities may affect the ability of issuers within each state to pay interest on, or repay principal of, municipal obligations held by each of these Funds.

Investment advisor and administrator

Each Fund's Board approved an investment advisory and administration contract (the "Advisory Contract") with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Funds. In accordance with the Advisory Contract, each Fund pays UBS Global AM an investment advisory and administration fee, which is

UBS RMA

Notes to financial statements (unaudited)

accrued daily and paid monthly, in accordance with the following schedules:

Average daily net assets	Annual rate
Money Market Portfolio:
Up to $1 billion	0.450%
In excess of $1 billion up to $1.5 billion	0.415
In excess of $1.5 billion up to $5 billion	0.335
In excess of $5 billion up to $10 billion	0.325
In excess of $10 billion up to $15 billion	0.315
In excess of $15 billion up to $20 billion	0.305
Over $20 billion	0.275[1]
U.S. Government Portfolio:
Up to $300 million	0.450%
In excess of $300 million up to $750 million	0.415
In excess of $750 million up to $1.5 billion	0.335
In excess of $1.5 billion up to $5 billion	0.325
In excess of $5 billion up to $10 billion	0.315
In excess of $10 billion up to $15 billion	0.305
In excess of $15 billion up to $20 billion	0.275
Over $20 billion	0.265
RMA Tax-Free:
Up to $1 billion	0.450%
In excess of $1 billion up to $1.5 billion	0.415
In excess of $1.5 billion up to $5 billion	0.335
In excess of $5 billion up to $10 billion	0.325
In excess of $10 billion up to $15 billion	0.315
In excess of $15 billion up to $20 billion	0.305
Over $20 billion	0.275
RMA California and RMA New York:
Up to $300 million	0.450%
In excess of $300 million up to $750 million	0.415
In excess of $750 million up to $1.5 billion	0.335
In excess of $1.5 billion up to $5 billion	0.325
Over $5 billion	0.315

1  UBS Global AM has contractually agreed to cap the Money Market Portfolio's aggregate management and shareholder services fees (paid pursuant to the Portfolio's shareholder services plan) so that the total of these fees does not exceed 0.50% of the Portfolio's average daily net assets. This cap results in an effective investment advisory and administration fee rate not to exceed 0.35% of the Portfolio's average daily net assets. (UBS Global AM is waiving a portion of its advisory and administration fees to offset the shareholder services fees, and the contractual cap continues for as long as the Portfolio's shareholder services plan remains in effect). For the six months ended December 31, 2011, Money Market Portfolio did not waive any fees under such agreement as it waived significant fees under other undertakings as discussed further below.

UBS RMA

Notes to financial statements (unaudited)

At December 31, 2011, the Funds owed UBS Global AM for investment advisory and administration fees, net of fee waivers and/or expense reimbursements as follows:

Money Market Portfolio	$1,319,515
U.S. Government Portfolio	144,746
RMA Tax-Free	196,500
RMA California	19,848
RMA New York	25,647

In addition to the above arrangements, UBS Global AM has undertaken to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. For the six months ended December 31, 2011, UBS Global AM voluntarily waived investment advisory and administration fees as follows:

Money Market Portfolio	$18,762,292
U.S. Government Portfolio	6,269,696
RMA Tax-Free	6,359,581
RMA California	1,732,730
RMA New York	1,426,289

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Funds may conduct transactions, resulting in him being an interested board member of the Funds. The Funds have been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the six months ended December 31, 2011, the Funds purchased and sold certain securities

UBS RMA

Notes to financial statements (unaudited)

(e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Money Market Portfolio	$8,773,703,007
U.S. Government Portfolio	6,483,496,449
RMA Tax-Free	608,830,000
RMA California	210,525,000
RMA New York	185,875,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Funds' investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Shareholder services plans

UBS Global Asset Management (US) Inc. ("UBS Global AM (US)") is the principal underwriter of each Fund's shares and has appointed UBS Financial Services Inc. as a dealer for the sale of the Funds' shares. Under the shareholder service plans, the Funds pay UBS Global AM (US) a monthly service fee, which is accrued daily and paid monthly, at an annual rate of 0.15% of each Fund's average daily net assets for providing certain shareholder services. UBS Global AM (US) has undertaken to waive fees in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. At December 31, 2011, given the impact of voluntary fee waivers, the Funds did not owe UBS Global AM (US) for such service fees. For the six months ended December 31, 2011, UBS Global AM (US) voluntarily waived service fees as follows:

Money Market Portfolio	$12,021,752
U.S. Government Portfolio	3,265,376
RMA Tax-Free	3,180,322
RMA California	714,670
RMA New York	577,289

UBS RMA

Notes to financial statements (unaudited)

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services to the Funds pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon"), the Funds' transfer agent, and was compensated for these services by BNY Mellon, not the Funds.

For the six months ended December 31, 2011, UBS Financial Services Inc. received from BNY Mellon, not the Funds, total delegated services fees as follows:

Money Market Portfolio	$1,988,982
U.S. Government Portfolio	163,099
RMA Tax-Free	400,323
RMA California	69,230
RMA New York	60,358

Securities lending

Each Portfolio may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Funds' lending agent. At December 31, 2011, Money Market Portfolio had securities on loan having a market value of $100,000,040, and received cash collateral of $102,125,000.

At December 31, 2011, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York did not have any securities on loan.

UBS RMA

Notes to financial statements (unaudited)

Bank line of credit

RMA Tax-Free, RMA California and RMA New York participate with certain other funds managed or advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company ("Committed Credit Facility"), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of each Fund at the request of shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, each Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest is charged to each Fund based upon prevailing rates in effect at the time of borrowings. For the six months ended December 31, 2011, the following Funds had borrowings under the Committed Credit Facility:

	Average daily amount of borrowing outstanding	Days outstanding	Weighted average annualized interest rate	Interest expense
RMA Tax-Free	$48,998,811	4	1.126%	$6,128
RMA California	31,483,603	4	1.126	3,937

Other liabilities and components of net assets

At December 31, 2011, the Funds had the following liabilities outstanding:

	Dividends payable	Payable for cash collateral from securities loaned	Other accrued expenses*
Money Market Portfolio	$40,201	$102,125,000	$2,296,789
U.S. Government Portfolio	11,236	—	306,313
RMA Tax-Free	10,776	—	570,260
RMA California	2,272	—	140,944
RMA New York	1,831	—	126,370

*  Excludes investment advisory and administration and service fees.

UBS RMA

Notes to financial statements (unaudited)

At December 31, 2011, the components of net assets for each of the Funds were as follows:

	Accumulated paid in capital	Accumulated net realized gain	Total net assets
Money Market Portfolio	$16,331,092,250	$130,227	$16,331,222,477
U.S. Government Portfolio	4,591,779,267	8,700	4,591,787,967
RMA Tax-Free	4,331,028,751	59,333	4,331,088,084
RMA California	922,582,104	24,953	922,607,057
RMA New York	738,696,275	31,417	738,727,692

Capital share transactions

There are 60 billion $0.001 par value shares of common stock authorized for the Money Market Portfolio, 10 billion $0.001 par value shares of common stock authorized for the U.S. Government Portfolio and 20 billion $0.001 par value shares of common stock authorized for RMA Tax-Free. Transactions in capital shares, at $1.00 per share, were as follows:

For the six months ended December 31, 2011:	Money Market Portfolio	U.S. Government Portfolio	RMA Tax-Free
Shares sold	67,697,027,692	16,771,317,592	12,305,161,339
Shares repurchased	(66,745,220,299)	(15,823,663,633)	(12,082,544,361)
Dividends reinvested	748,637	222,421	212,583
Net increase in shares outstanding	952,556,030	947,876,380	222,829,561

For the year ended June 30, 2011:	Money Market Portfolio	U.S. Government Portfolio	RMA Tax-Free
Shares sold	138,735,842,090	24,967,559,547	26,645,983,816
Shares repurchased	(137,750,138,350)	(24,950,324,001)	(26,971,462,981)
Dividends reinvested	1,899,496	363,868	442,632
Net increase (decrease) in shares outstanding	987,603,236	17,599,414	(325,036,533)

UBS RMA

Notes to financial statements (unaudited)

Beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for RMA California and RMA New York. Transactions in shares of beneficial interest, at $1.00 per share were as follows:

For the six months ended December 31, 2011:	RMA California	RMA New York
Shares sold	2,404,935,700	1,937,114,656
Shares repurchased	(2,364,929,061)	(1,958,776,128)
Dividends reinvested	45,853	41,741
Net increase (decrease) in shares outstanding	40,052,492	(21,619,731)

For the year ended June 30, 2011:	RMA California	RMA New York
Shares sold	5,639,659,770	4,906,950,671
Shares repurchased	(5,760,102,529)	(5,010,952,662)
Dividends reinvested	90,085	86,243
Net decrease in shares outstanding	(120,352,674)	(103,915,748)

Federal tax status

Each Fund intends to distribute all or substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

The tax character of all distributions paid to shareholders by the Money Market Portfolio and U.S. Government Portfolio during the six months ended December 31, 2011 and the fiscal year ended June 30, 2011 was ordinary income. The tax character of all distributions paid to shareholders by RMA Tax-Free, RMA California and RMA New York will be determined at the end of the Funds' fiscal year ending June 30, 2012. The tax character of all distributions paid to shareholders by RMA

UBS RMA

Notes to financial statements (unaudited)

Tax-Free, RMA California and RMA New York during the fiscal year ended June 30, 2011 was as follows:

For the year ended June 30, 2011	RMA Tax-Free	RMA California	RMA New York
Tax-exempt income	$437,906	$92,979	$81,973
Ordinary income	9,494	—	7,181
Long-term capital gains	10,495	—	—
Total distributions paid	$457,895	$92,979	$89,154

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Funds' fiscal year ending June 30, 2012.

As of and during the period ended December 31, 2011, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of operations. During the six months ended December 31, 2011, the Funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or

UBS RMA

Notes to financial statements (unaudited)

long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Each of the tax years in the four year period ended June 30, 2011, remains subject to examination by the Internal Revenue Service and state taxing authorities.

UBS RMA

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis; (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS's Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on a Fund's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http:/www.sec.gov).

Other tax information

Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of its "qualified short-term gains" (as defined in Section 871(k)(2)(D)) as short-term capital gain dividends for the calendar year 2011.

UBS RMA

Board approval of the investment advisory and administration contracts (unaudited)

Background—At a meeting of the boards of UBS RMA Money Fund Inc. ("RMA Money Fund"), UBS RMA Tax-Free Fund, Inc. ("RMA Tax-Free Fund") and UBS Managed Municipal Trust ("Managed Municipal Trust") on July 19-20, 2011, the members of each board, including the board members who are not "interested persons" of RMA Money Fund, RMA Tax-Free Fund or Managed Municipal Trust ("Independent Board Members"), as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), considered and approved the continuance of the investment advisory and administration contracts (each an "Investment Advisory and Administration Contract" and together the "Investment Advisory and Administration Contracts") for the funds as follows: the board of RMA Money Fund approved the continuance of the Investment Advisory and Administration Contract between UBS Global Asset Management (Americas) Inc. ("UBS Global AM") and RMA Money Fund with respect to UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio (each a "Portfolio" and together the "Portfolios"); the board of RMA Tax-Free Fund approved the continuance of the Investment Advisory and Administration Contract between UBS Global AM and RMA Tax-Free Fund; and the board of Managed Municipal Trust approved the continuance of the Investment Advisory and Administration Contract between UBS Global AM and Managed Municipal Trust with respect to UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund (UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund, each a "Municipal Fund" and together with the Portfolios and RMA Tax-Free Fund, each a "Fund" and together the "Funds"). Although the board members of RMA Money Fund, RMA Tax-Free Fund and Managed Municipal Trust met together, each board made decisions independently with respect to the Fund(s) it oversees. In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. Each board received and considered a variety of information about UBS Global AM as well as the advisory, administrative and distribution arrangements for each Fund it oversees. The Independent Board Members initially discussed the materials provided by management prior to the scheduled board meeting. The Independent Board Members also met in executive session after

UBS RMA

Board approval of the investment advisory and administration contracts (unaudited)

management's presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Board Members were joined by their independent legal counsel. The Independent Board Members also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Contracts, each board evaluated the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Contracts—Each board received and considered information regarding the nature, extent and quality of advisory services provided to each Fund overseen by it by UBS Global AM under the applicable Investment Advisory and Administration Contract. Each board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for each Fund overseen by it and the resources devoted to, and the record of compliance with, each Fund's compliance policies and procedures. Each board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of each Fund's affairs and UBS Global AM's role in coordinating providers of other services to the Funds, including custody, accounting and transfer agency services. Each board's evaluation of the services provided by UBS Global AM took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM's investment advisory and other capabilities and the quality of its administrative and other services. Each board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Funds' expanded compliance programs. Each board also noted the increased compliance and regulatory requirements for money market funds in light of the changes to Rule 2a-7 under the 1940 Act.

UBS RMA

Board approval of the investment advisory and administration contracts (unaudited)

The boards had available to them the qualifications, backgrounds and responsibilities of the senior personnel at UBS Global AM responsible for each Fund and had previously received information regarding the person primarily responsible for the day-to-day portfolio management of each Fund and recognized that senior personnel at UBS Global AM report to the boards regularly and that at each regular meeting the boards receive a detailed report on each Fund's performance. The boards also considered, based on their knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the boards received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $152 billion in assets under management as of March 31, 2011 and was part of the UBS Global Asset Management Division, which had approximately $621 billion in assets under management worldwide as of March 31, 2011. The boards were also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

Each board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to each Fund overseen by it under its Investment Advisory and Administration Contract.

Advisory fees and expense ratios—For each Fund, its board reviewed and considered the contractual advisory and administration fee (the "Contractual Management Fee") payable by that Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. Each board also reviewed and considered any fee waiver and/or expense reimbursement arrangement implemented and considered the actual fee rate for each Fund overseen by that board (after taking any waivers and/or reimbursements into account) (the "Actual Management Fee"). Additionally, each board received and considered

UBS RMA

Board approval of the investment advisory and administration contracts (unaudited)

information comparing the applicable Fund's Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. ("Lipper"), an independent provider of investment company data (the "Expense Group"). The board also noted that it had received supplemental information relating to net and gross fund yields and certain expense information for UBS money market funds, including the Funds, as compared to peers in the respective Expense Group.

In connection with its consideration of each Fund's management fee, each board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts; however, in management's view, such fee information was not very relevant to the Funds because, among other reasons, separately managed and institutional accounts with a "cash" mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The boards also received information on fees charged to other mutual funds managed by UBS Global AM.

UBS RMA Money Market Portfolio

The comparative Lipper information showed that the Portfolio's Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the first quintile in the Portfolio's Expense Group for the comparison periods utilized in the Lipper report. (The first quintile represents that 20% of the funds in the Expense Group with the lowest fees or expenses, as applicable, and the fifth quintile represents that 20% of the funds in the Expense Group with the highest fees or expenses, as applicable.)

UBS RMA U.S. Government Portfolio

The comparative Lipper information showed that the Portfolio's Contractual Management Fee was in the fifth quintile, while its Actual Management Fee was in the first quintile and total expenses were in

UBS RMA

Board approval of the investment advisory and administration contracts (unaudited)

the third quintile in the Portfolio's Expense Group for the comparison periods utilized in the Lipper report.

UBS RMA Tax-Free Fund

The comparative Lipper information showed that the Fund's Contractual Management Fee was in the third quintile, its Actual Management Fee was in the second quintile and total expenses were in the first quintile in the Fund's Expense Group for the comparison periods utilized in the Lipper report.

UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund

The comparative Lipper information showed that California Municipal Money Fund's Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile in the Fund's Expense Group for the comparison periods utilized in the Lipper report.

The comparative Lipper information showed that New York Municipal Money Fund's Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile in the Fund's Expense Group for the comparison periods utilized in the Lipper report.

In light of the foregoing, each board determined that the management fee for each Fund overseen by it was reasonable in light of the nature, extent and quality of services provided to the applicable Fund under its Investment Advisory and Administration Contract.

Fund performance—The board of each Fund received and considered (a) annualized total return information of each Fund overseen by it compared to other funds (the "Performance Universe") selected by Lipper over the one-, three-, five-, ten-year and since inception periods ended April 30, 2011 and (b) annualized performance information for each year in the ten-year period ended April 30, 2011. The boards were provided with a description of the methodology Lipper used to determine the similarity of each Fund with the funds included in its Performance Universe. Each board also noted that it had

UBS RMA

Board approval of the investment advisory and administration contracts (unaudited)

received information throughout the year at periodic intervals with respect to each Fund's performance.

UBS RMA Money Market Portfolio

The comparative Lipper information showed that the Portfolio's performance was in the second quintile for the one-, five- and ten-year periods and in the third quintile for the three-year period and since inception. (The first quintile represents that 20% of the funds in the Performance Universe with the best relative performance, and the fifth quintile represents that 20% of the funds in the Performance Universe with the worst relative performance.) Management noted that the Portfolio's performance for the three-year period and since inception was close to the Performance Universe median. Based on its review, the board concluded that the Portfolio's performance was acceptable.

UBS RMA U.S. Government Portfolio

The comparative Lipper information showed that the Portfolio's performance was in the third quintile for the one- and ten-year periods and in the fourth quintile for the three- and five-year periods and since inception. Management noted that the Portfolio remained conservatively positioned in terms of liquidity, as in prior years, preserving a higher level of liquidity by maintaining a larger allocation of overnight repurchase agreements, which typically carry lower yields than longer-term investments but provide more flexibility. Based on its review and management's explanation, the board concluded that the Portfolio's performance was satisfactory, but would continue to monitor the Portfolio over the upcoming year.

UBS RMA Tax-Free Fund

The comparative Lipper information showed that the Fund's performance was in the second quintile for the one-year period, in the fifth quintile for the three-year period and since inception and in the fourth quintile for the five- and ten-year periods. Management explained that the Fund, when compared to its peers, is managed more conservatively, as the Fund's portfolio managers seek to carefully balance performance with their perspectives on quality and liquidity, resulting in a lower yield over time in comparison with its peers. Based

UBS RMA

Board approval of the investment advisory and administration contracts (unaudited)

on its review and management's explanation, the board concluded that the Fund's performance was satisfactory, but would continue to monitor the Fund over the upcoming year.

UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund

The comparative Lipper information showed that California Municipal Money Fund's performance was in the third quintile for the one-year period and in the fourth quintile for the three-, five- and ten-year periods and since inception.

The comparative Lipper information showed that New York Municipal Money Fund's performance was in the third quintile for the one-year period and in the fifth quintile for the three-, five- and ten-year periods and since inception.

Management explained that, in comparison with its Performance Universe, each Municipal Fund's portfolio was generally of higher overall credit quality (with more stringent credit standards) and contained limited exposure to investments subject to the alternative minimum tax, which has resulted in lower yields over time when compared to their respective Lipper peer groups. In addition, management noted that it maintained larger allocations to overnight liquidity debt compared to its Performance Universe. Management indicated that, generally, it stayed away from what it viewed as weaker and riskier credits which certain peer group funds utilized to generate additional yield. These conservative portfolio management decisions resulted in a lower yield over time when compared to each Municipal Fund's Performance Universe. Based on its review and management's explanation, the board concluded that each Municipal Fund's investment performance was acceptable.

Advisor profitability—Each board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to each Fund. Each board also received profitability information with respect to the UBS New York fund complex as a whole. UBS

UBS RMA

Board approval of the investment advisory and administration contracts (unaudited)

Global AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to each Fund.

Economies of scale—Each board received and considered information from management regarding whether there have been economies of scale with respect to the management of each Fund, whether each Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Each board considered whether economies of scale in the provision of services to each Fund were being passed along to the shareholders.

Each board noted that each Fund's Contractual Management Fee contained breakpoints. The relevant boards considered that each Fund's asset level exceeded various breakpoints and, as a result, each of these Funds and its shareholders realized certain economies of scale because the total expense ratio of each such Fund was lower than if no breakpoints had been in place. Accordingly, each board determined that economies of scale were passed on to shareholders in the form of breakpoints to the management fee for each of these Funds. Each board also noted that to the extent each Fund's assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for board members, auditors and legal fees, become a smaller percentage of overall assets.

Generally, in light of UBS Global AM's profitability data, the Contractual Management Fee and the Actual Management Fee, and the breakpoints currently in place, each board believed that UBS Global AM's sharing of current economies of scale with each Fund it oversees was acceptable.

Other benefits to UBS Global AM—The boards considered other benefits received by UBS Global AM and its affiliates as a result of their relationships with the Funds, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Funds and UBS Global AM's ongoing commitment to the

UBS RMA

Board approval of the investment advisory and administration contracts (unaudited)

Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, each board approved the Investment Advisory and Administration Contract for each Fund overseen by it. In making their decisions, the boards identified no single factor as being determinative in approving the Investment Advisory and Administration Contracts. The Independent Board Members were advised by separate independent legal counsel throughout the process. The boards discussed the proposed continuance of the Investment Advisory and Administration Contracts in private sessions with their independent legal counsel at which no representatives of UBS Global AM were present.

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Board Members

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins Barry M. Mandinach

Principal Officers

Mark E. Carver President Mark F. Kemper Vice President and Secretary Thomas Disbrow Vice President and Treasurer	Robert Sabatino Vice President (Taxable Funds) Elbridge T. Gerry III Vice President (Tax-Free Funds) Ryan Nugent Vice President (Tax-Free Funds) Erin O. Houston Vice President (Tax-Free Funds)

Investment Advisor and Administrator

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter

UBS Global Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2012. All rights reserved.
UBS Global Asset Management (Americas) Inc.

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S301

Item 2.  Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3.  Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Investments.

(a)          Included as part of the report to shareholders filed under Item 1 of this form.

(b)         Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee.  The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.  In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.”  The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)            (1) Code of Ethics — Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)            (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)            (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons — not applicable to the registrant.

(b)           Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Managed Municipal Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	March 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	March 9, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	March 9, 2012